As filed with the Securities and Exchange Commission on June 8, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 – March 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Annual Report
March 31, 2021
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2021
Table of Contents
Management Discussion and Analysis 4
Schedules of Portfolio Investments 18
Statements of Assets and Liabilities 43
Statements of Operations 45
Statements of Changes in Net Assets 47
Financial Highlights 51
Notes to Financial Statements 53
Report of Independent Registered Public Accounting Firm 61
Additional Fund Information 62
Directors and Officers 65

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Short-Intermediate Bond Fund seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital and reduced price volatility.
Manager Commentary
The COVID-19 pandemic dominated the narrative and financial market performance over the past year, through its obvious and direct health impact, but also through the historic policy response it elicited. As the novel coronavirus worked its way across the country and the initial panic subsided, the financial markets roared back from the lows seen at the end of the previous fiscal year. Despite regional examples of worsening COVID trends, the virus data generally indicated improvement throughout the year, and promising vaccine trial results reported in November gave the markets confidence that the worst was likely behind us. The historic stimulus delivered by the Federal
Reserve and Congress provided a strong tailwind to risk assets. Not only did the Federal Reserve proceed with its $120 billion monthly balance sheet expansion, but in April it announced that high yield bonds would be included on its list of approved corporate bonds purchases, a truly unprecedented move.
In the event, the actual dollar amount of corporate bonds purchased wasn’t significant, but the signal it sent certainly was. On the fiscal side, the response was equally impressive. After passing the $2+ trillion CARES act a year ago, Congress passed another $900 billion stimulus bill in December, and followed that with the $1.9 trillion American Rescue Plan in March 2021.
Perhaps not surprising given the impact of the virus and subsequent stimulus, some of economic data reported over the past year was genuinely hard to believe. Weekly jobless claims spiked to nearly 7 million in early April and the unemployment rate jumped to 14.7%, the highest level since the Great
Depression. Second quarter 2020 GDP dropped over 31% annualized, but then rebounded by over 33% the following quarter. As the fiscal year ended, the data reflected broad improvement across the economy. The unemployment rate has fallen to 6%, capital goods orders have surpassed pre-pandemic levels and the housing market is booming on the back of historically low mortgage rates.
The largest driver of return in the bond market over the past year was the significant outperformance of the credit spread sectors (led by corporate bonds)
followed by the dramatic steepening in the U.S. Treasury yield curve. Given the massive stimulus detailed above, risk assets rallied sharply. High yield corporate bonds returned nearly 24% over the trailing 12 months, easily the best performing area of the bond market. Within the investment grade space, corporate bonds were by the far the best performing sector. Industrial and utility corporate bonds posted a 16% excess return compared to similar maturity Treasuries, followed by financial corporates at 12%, non-corporate credit at 7%, CMBS at 7%, ABS at 4% and Agency MBS at just under a
1% excess return. The yield curve steepened as the 2-year yield fell 9 basis points (bps) to close at 0.16% and the 10-year rose 107 bps to close at 1.74%, leading to a -1.3% loss for the intermediate U.S. Treasury index over the period. Government bonds weren’t entirely a losing bet, however. Given the rapid economic improvement and growing budget deficits, inflation fears grew throughout the year, leading to significant outperformance of Treasury
Inflation Protected Securities (TIPS).
The Tributary Short Intermediate Fund returned 3.63% (net, Institutional
Plus) for the year ended March 31, 2021 compared to 1.57% for the Bloomberg
Barclay’s 1-3Y Government/Credit Index and 1.90% for the Bloomberg
Barclay’s 1-5Y Government/Credit Index. The Fund outperformed both benchmarks this year due largely to our sector allocation decision. The Fund’s overweight to corporate bonds and non-agency securitized product, combined with a modest lower quality bias, boosted returns as those sectors outperformed.
As in prior periods, the Fund’s yield advantage over the benchmark was also a positive contributor. On the negative side, the primary detractor was our duration exposure and yield curve positioning as our overweight to the 3-5 year maturity bucket hampered relative return compared to the 1-3Y Index.
This year the Fund changed its formal benchmark to be the Bloomberg
Barclays 1-3Y Government/Credit Index, instead of the longer 1-5Y Index.
This decision was based on two primary factors. First, consistent with our stated objective to offer reduced price volatility to our investors and second, in light of the fact that the universe of peer mutual funds is predominantly compared to the 1-3Y Index, we felt changing the benchmark was a logical and prudent decision.
During the year the Fund’s overall sector allocation shifted more towards non-
agency securitized product and corporate credit and away from the Treasury and agency MBS sectors, due to the attractive spreads on offer throughout much of the fiscal year. In the securitized space we were most active in the non-agency CMBS sector, adding positions in single-family rental, data warehousing, and traditional conduit securities. We were less active in the non-agency RMBS sector given rapid prepayment expectations, while in the
ABS space we found value in the private label student loan and equipment sectors. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
The apparent dichotomy between asset prices and underlying fundamentals observed for much of the previous year now appears to be resolving, as economic data catches up to the market. The Atlanta Fed forecast for calendar
Q1 GDP is over 8% annualized, and the full-year 2021 consensus forecast is for 6.2% growth, an annual figure not seen since the mid-1980s. The key question for bond investors remains whether the market has already priced in this historically robust economic environment we are entering. When viewed alongside historically tight spreads on credit-sensitive assets, the rapid move higher in bond yields and inflation expectations witnessed recently begs the question—will this be a “sell the rumor, buy the fact” event for the bond market? For our part, we expect the massive fiscal and monetary stimulus combined with accelerating vaccination rates and “re-openings” will continue to move the economy and the markets in a positive direction over the near term.
Consistent with that guardedly positive outlook for risk assets, we remain overweight spread product but simultaneously cautious on the lowest quality buckets, as we adhere to our discipline of not chasing yield by sacrificing quality when spreads are historically tight. With respect to overall duration exposure we remain slightly long compared to the new 1-3 Year benchmark but will be closely watching how Federal Reserve policy evolves and adjust accordingly. Regarding sector allocation, the non-agency securitized sectors

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2021

continue to be our biggest overweight relative to the benchmark, given our view that relative yields more than compensate for the risk involved in the senior tranches where we are most active. We are also overweight the corporate sector, with overweight allocations to the industrial and financial subsectors, offset by an underweight in the utility sector. Lastly, we maintain a modest but opportunistically growing exposure to the agency MBS sector, while remaining underweight in the traditional U.S. government bond sector.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2020. Net expense ratios are net of contractual waivers which are in effect through August 1, 2021.
(††) Commencement date for the Institutional Plus Class was October 14,
2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2011. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays 1-3
Year U.S. Government/Credit Index is a broad based benchmark that measures the non-securitized component of the US Aggregate Index. Bloomberg
Barclays U.S. Government/Credit 1-5 Year Index is an unmanaged index which measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 37.3%
Asset Backed Securities 16.9%
Non-Agency Residential Mortgage Backed Securities 14.2%
U.S. Treasury Securities 13.0%
Non-Agency Commercial Mortgage Backed Securities 10.5%
U.S. Government Mortgage Backed Securities 4.6%
Short-Term Investments 1.7%
Municipals 1.6%
Preferred Stocks 0.2%
100.0%
Portfolio Analysis as of March 31, 2021
(Portfolio composition is subject to change)
Weighted Average to Maturity: 5.2 years
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Class 3.44% 2.26% 2.06%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Index 1.57% 2.00% 1.57%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 1.90% 2.33% 2.10%
Prospectus Expense Ratio (Gross/Net)† 1.21% 0.67%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.21% 0.68%
1 Year 5 Year
Since
Inception ††
Tributary Short-Intermediate Bond Fund
— Institutional Plus Class 3.63% 2.47% 2.40%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Index 1.57% 2.00% 1.54%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 1.90% 2.33% 1.98%
Prospectus Expense Ratio (Gross/Net)† 0.72% 0.49%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 0.73% 0.49%

INCOME FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Manager Commentary
The COVID-19 pandemic dominated the narrative and financial market performance over the past year, through its obvious and direct health impact, but also through the historic policy response it elicited. As the novel coronavirus worked its way across the country and the initial panic subsided, the financial markets roared back from the lows seen at the end of the previous fiscal year. Despite regional examples of worsening COVID trends, the virus data generally indicated improvement throughout the year, and promising vaccine trial results reported in November gave the markets confidence that the worst was likely behind us. The historic stimulus delivered by the Federal
Reserve and Congress provided a strong tailwind to risk assets. Not only did the Federal Reserve proceed with its $120 billion monthly balance sheet expansion, but in April it announced that high yield bonds would be included on its list of approved corporate bonds purchases, a truly unprecedented move.
In the event, the actual dollar amount of corporate bonds purchased wasn’t significant, but the signal it sent certainly was. On the fiscal side, the response was equally impressive. After passing the $2+ trillion CARES act a year ago, Congress passed another $900 billion stimulus bill in December, and followed that with the $1.9 trillion American Rescue Plan in March 2021.
Perhaps not surprising given the impact of the virus and subsequent stimulus, some of economic data reported over the past year was genuinely hard to believe. Weekly jobless claims spiked to nearly 7 million in early April and the unemployment rate jumped to 14.7%, the highest level since the Great
Depression. Second quarter 2020 GDP dropped over 31% annualized, but then rebounded by over 33% the following quarter. As the fiscal year ended, the data reflected broad improvement across the economy. The unemployment rate has fallen to 6%, capital goods orders have surpassed pre-pandemic levels and the housing market is booming on the back of historically low mortgage rates.
The largest driver of return in the bond market over the past year was the significant outperformance of the credit spread sectors (led by corporate bonds)
followed by the dramatic steepening in the U.S. Treasury yield curve. Given the massive stimulus detailed above, risk assets rallied sharply. High yield corporate bonds returned nearly 24% over the trailing 12 months, easily the best performing area of the bond market. Within the investment grade space, corporate bonds were by the far the best performing sector. Industrial and utility corporate bonds posted a 16% excess return compared to similar maturity Treasuries, followed by financial corporates at 12%, non-corporate credit at 7%, CMBS at 7%, ABS at 4% and Agency MBS at just under a 1%
excess return. The yield curve steepened as the 2-year yield fell 9 basis points
(bps) to close at 0.16% and the 30-year rose 109 bps to close at 2.41%, leading to a -4.41% loss for the U.S. Treasury index over the period. Government bonds weren’t entirely a losing bet, however. Given the rapid economic improvement and growing budget deficits, inflation fears grew throughout the year, leading to significant outperformance of Treasury Inflation Protected
Securities (TIPS).
The Tributary Income Fund returned 1.52% (net, Institutional Plus) for the year ended March 31, 2021 compared to 0.71% for the Bloomberg Barclay’s
Aggregate Index. The Fund outperformed the benchmark this year due primarily to our decisions on sector allocation and duration exposure. The
Fund’s overweight to industrial corporate bonds and non-agency CMBS, combined with a neutral quality bias, boosted returns, while our lower overall duration exposure benefited performance as yields rose significantly. Our superior prepayment experience in the Agency MBS sector was also a positive impact, while the Fund’s yield advantage over the benchmark continued to generate positive excess return. On the negative side, the primary detractor was our yield curve positioning as our overweight to the 10 and 20-year segments of the curve underperformed. Additionally, some negative security selection in the corporate portfolio was a drag on relative performance.
During the year the Fund’s overall sector allocation shifted more towards corporate credit and away from the Treasury and agency MBS sectors, due to the attractive spreads on offer (specifically in the industrial subsector) earlier in the fiscal year. In the securitized space we were most active in the non-agency
CMBS sector, adding positions in single-family rental, data warehousing, and traditional conduit securities. We were less active in the non-agency RMBS sector given rapid prepayment expectations, while in the ABS space we found value in the private label student loan sector. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
The apparent dichotomy between asset prices and underlying fundamentals observed for much of the previous year now appears to be resolving, as economic data catches up to the market. The Atlanta Fed forecast for calendar
Q1 GDP is over 8% annualized, and the full-year 2021 consensus forecast is for 6.2% growth, an annual figure not seen since the mid-1980s. The key question for bond investors remains whether the market has already priced in this historically robust economic environment we are entering. When viewed alongside historically tight spreads on credit-sensitive assets, the rapid move higher in bond yields and inflation expectations witnessed recently begs the question—will this be a “sell the rumor, buy the fact” event for the bond market? For our part, we expect the massive fiscal and monetary stimulus combined with accelerating vaccination rates and “re-openings” will continue to move the economy and the markets in a positive direction over the near term.
Consistent with that guardedly positive outlook for risk assets, we remain overweight spread product but simultaneously cautious on the lowest quality buckets, as we adhere to our discipline of not chasing yield by sacrificing quality when spreads are historically tight. Our duration exposure remains slightly short the benchmark, and although we remain underweight the long-
end of the yield curve, we are moving gradually to a more neutral positioning as Federal Reserve policy evolves. Regarding specific sector allocation, we remain underweight the traditional U.S. government sectors and the agency
MBS space. The non-agency securitized sectors remain our biggest overweight relative to the benchmark, given our view that relative yields more than compensate for the risk involved in the senior tranches where we are most active. We are overweight the corporate sector, with a larger overweight allocation to the industrial subsector, a small overweight to financials, offset by an underweight in the utility subsector.

INCOME FUND (Unaudited)
Annual Report 2021

As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2020. Net expense ratios are net of contractual waivers which are in effect through August 1, 2021.
(††) Commencement date for the Institutional Plus Class was October 28,
2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2011. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays
U.S. Aggregate Bond Index is an unmanaged index and covers the USD-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the Treasury, Government
Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs),
ABS and CMS sectors. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 36.1%
U.S. Government Mortgage Backed Securities 27.8%
U.S. Treasury Securities 10.4%
Non-Agency Residential Mortgage Backed Securities 8.2%
Asset Backed Securities 7.1%
Non-Agency Commercial Mortgage Backed Securities 6.7%
Municipals 2.6%
Short-Term Investments 1.1%
100.0%
Portfolio Analysis as of March 31, 2021
(Portfolio composition is subject to change)
Weighted Average to Maturity: 11.9 years
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Class 1.34% 3.06% 3.52%
Bloomberg Barclays U.S. Aggregate Bond
Index 0.71% 3.10% 3.44%
Prospectus Expense Ratio (Gross/Net)† 1.52% 0.73%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.52% 0.72%
1 Year 5 Year
Since
Inception ††
Tributary Income Fund — Institutional
Plus Class 1.52% 3.24% 3.43%
Bloomberg Barclays U.S. Aggregate Bond
Index 0.71% 3.10% 3.03%
Prospectus Expense Ratio (Gross/Net)† 0.82% 0.55%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 0.82% 0.55%

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Manager Commentary
The COVID-19 pandemic dominated the narrative and financial market performance over the past year, through its obvious and direct health impact, but also through the historic policy response it elicited. As the novel coronavirus worked its way across the country and the initial panic subsided, the financial markets roared back from the lows seen at the end of the previous fiscal year. Despite regional examples of worsening COVID trends, the virus data generally indicated improvement throughout the year, and promising vaccine trial results reported in November gave the markets confidence that the worst was likely behind us. The historic stimulus delivered by the Federal
Reserve and Congress provided a strong tailwind to risk assets. Not only did the Federal Reserve proceed with its $120 billion monthly balance sheet expansion, but in April it announced that high yield bonds would be included on its list of approved corporate bonds purchases, a truly unprecedented move.
In the event, the actual dollar amount of corporate bonds purchased wasn’t significant, but the signal it sent certainly was. On the fiscal side, the response was equally impressive. After passing the $2+ trillion CARES act a year ago, Congress passed another $900 billion stimulus bill in December, and followed that with the $1.9 trillion American Rescue Plan in March 2021.
Perhaps not surprising given the impact of the virus and subsequent stimulus, some of economic data reported over the past year was genuinely hard to believe. Weekly jobless claims spiked to nearly 7 million in early April and the unemployment rate jumped to 14.7%, the highest level since the Great
Depression. Second quarter 2020 GDP dropped over 31% annualized, but then rebounded by over 33% the following quarter. As the fiscal year ended, the data reflected broad improvement across the economy. The unemployment rate has fallen to 6%, capital goods orders have surpassed pre-pandemic levels and the housing market is booming on the back of historically low mortgage rates.
The largest driver of return in the market over the past year was the significant outperformance of credit sensitive sectors, and municipal bonds were certainly in that group. Despite the fact that U.S. Treasury yields rose dramatically over the past year, the municipal yield curve actually bull-steepened. 2-year municipal yields fell 98 basis points (bps) and 30-year yields fell 26 bps, leading to a +5.5% return for the broad municipal bond index (compared to a -4.4% loss for the U.S. Treasury index). Better than expected tax revenue in many states and an almost-unprecedented amount of fiscal support from the federal government as noted above helped municipals handily outperform their taxable counterparts. The outperformance wasn’t a straight line up, however.
The first six months of the fiscal year saw municipal bonds cheapen compared to U.S. Treasuries, with yield ratios significantly cheaper than their 3- and
5- year averages. Starting in November, however, the market swiftly turned and continued to grind tighter, ultimately reaching the richest ratio levels in history by February. Not surprising given the environment, lower quality credits significantly outperformed, with BBB-rated bonds returning over 11%
for the fiscal year compared to top-rated AAA credits which returned only 4%.
The Tributary Nebraska Tax-free Fund returned 3.08% (net, Institutional
Plus) for the year ended March 31, 2021 compared to a 4.91% return for the Bloomberg Barclay’s 1-15Y Blend Index. The Fund trailed its benchmark this year, largely due to the dramatic outperformance of lower rated credits.
Our 7% underweight in A-rated bonds and 8% underweight in BBB-rated bonds accounted for nearly all our underperformance for the year. Due to the generally strong credit quality of most Nebraska issuers, it is challenging to find compelling investments in lower rated credits. On the positive side of the ledger, the overall duration of the portfolio boosted performance as yields declined.
During the year the Fund’s overall sector allocation changed as a large number of issuers pre-refunded their bonds by issuing taxable securities. Our allocation to pre-refunded bonds rose to 12%, with NPPD making up a large portion of that, which lowered our revenue sector holdings from 52% to 44%. With regard to purchase activity, we intentionally sought out securities with longer call protection to increase our exposure to the 7-10-year segment of the curve, given that the majority of municipal issuance in the state comes with a 5-year call structure. In terms of credit quality there was no significant change during the year, as the Fund maintained its AA- weighted average credit rating.
The apparent dichotomy between asset prices and underlying fundamentals observed for much of the previous year now appears to be resolving, as economic data catches up to the market. The Atlanta Fed forecast for calendar
Q1 GDP is over 8% annualized, and the full-year 2021 consensus forecast is for 6.2% growth, an annual figure not seen since the mid-1980s. The key question for bond investors remains whether the market has already priced in this historically robust economic environment we are entering. When viewed alongside historically tight spreads on credit-sensitive assets, the rapid move higher in bond yields and inflation expectations witnessed recently begs the question—will this be a “sell the rumor, buy the fact” event for the bond market? For our part, we expect the massive fiscal and monetary stimulus combined with accelerating vaccination rates and “re-openings” will continue to move the economy and the markets in a positive direction over the near term. For the municipal market, the outlook is vastly improved from last year at this time. While many states and localities saw revenue increases despite the pandemic, many did not, as much of a state’s performance was dependent on their mix of revenues (property tax, sales tax, income tax) and their primary industries. For the states where revenues lagged, they have the stimulus to help fill budgetary holes. A recent analysis by FHN Financial projected that monies received by the states through the American Rescue Plan should be more than enough to plug budget shortfalls for all but three states. The better than expected results for many issuers and the stimulus kept us from seeing a full-
on downward re-rating of the market. Yes, there were sectors like education and transportation that saw more downgrades, but overall ratings held their ground better than we expected last year. With respect to Nebraska, the economy was one of, if not the most, resilient states over the past 12 months.
The state continually had the lowest unemployment rate in the country and currently we are back to pre-COVID levels of unemployment. According to the report mentioned above, the state saw revenue increase year over year in

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2021

the second through fourth quarters. The state also saw the agriculture sector get a boost in the form of government payments and the surging prices of commodities. Corn and Soybeans, the state’s two largest crops, saw prices increase 66% and 62% respectively, while cattle and hog prices rose by 19%
and 94%, respectively. The increase in farm incomes should be a credit positive for the state as a whole and especially for local entities that derive much of their revenues from property taxes on farmland. Despite the generally positive outlook for the state overall, there could be pockets of the Nebraska economy and geography that struggle, necessitating continued diligence on our part.
We are committed to uncovering value in the current market and to identify issuers that pose greater risk, ensuring we preserve capital over the cycle.
Consistent with that, our preference for higher quality general obligation and essential-service revenue bonds remains unchanged.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The Fund’s Institutional Plus Class performance for periods prior to the commencement of operations (1/1/16) is that of a common trust fund managed by First National Bank of Omaha. The common trust fund commenced operations on December 31, 2007.
(††) The expense ratios are from the Fund’s prospectus dated August
1, 2020. Net expense ratios are net of contractual waivers which are in effect through August 1, 2021.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2011. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The Bloomberg Barclays 1-15 Year Municipal Blend Index represents the performance of municipal bonds with maturities from 1 to 17 years. The
Bloomberg Barclays Municipal Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed tax exempt bond market. The index includes state and local general obligation, revenue, insured, and pre-refunded bonds. The Bloomberg Barclays Municipal Bond
Index was incepted in January 1980. The index does not reflect the fees and expenses associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot invest directly in the index.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Municipals 98.2%
Short-Term Investments 0.9%
U.S. Government Mortgage Backed Securities 0.9%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Nebraska Tax-Free Fund —
Institutional Plus Class 3.08% 2.40% 3.13%
Bloomberg Barclays 1-15 Year Municipal
Blend Index (1-17) 4.91% 3.03% 3.72%
Bloomberg Barclays Municipal Bond
Index 5.51% 3.49% 4.54%
Prospectus Expense Ratio (Gross/Net)† 0.65% 0.45%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 0.67% 0.45%

BALANCED FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Balanced Fund seeks capital appreciation and current income.
Manager Commentary
For the fiscal year ended March 31, 2021, the Tributary Balanced Fund return was +31.76% (Institutional Plus Class at NAV). The Fund underperformed the
Composite Index (60% Russell 3000; 40% Barclays Capital U.S. Intermediate
Government/Credit) benchmark return of +35.56%.
There are three primary drivers of relative performance. First, the asset allocation mix between stocks, bonds and cash. For most of the fiscal year, the portfolio management team overweighted equities with an average allocation of 61.6%, and underweighted bonds with an average exposure of 35.3%. Although equities massively outperformed bonds, this tactical decision had a negligible impact on relative performance. Due to the COVID related stock market downturn in February and March 2020, we entered last year underweight equities and did not overweight equities until May 2020. Second, fixed income returns positively impacted relative performance. Individual bond holdings returned +2.82%, ahead of the Barclays Capital U.S. intermediate return of
+2.01%. Third, the primary reason for the relative underperformance of the
Fund was weak stock selection. Individual stock holdings returned +56.11%, well below the Russell 3000 Index return of +62.53%. The equity holdings performed in line with the S&P 500 Index return of 56.35%.
In equities, we strive to participate in up markets and preserve capital in down markets. Our participation rate over the last year was 90%, which is slightly below historical levels. In last year’s annual report, we reviewed the Fund’s modestly defensive bias which helped protect capital in early
2020. Government stimulus activities, both the Federal Reserve and federal government, resulted in a mass infusion of liquidity into the stock market and an emphasis on cyclical, lower quality companies. As the year progressed, speculative growth companies came into favor. Not owning Tesla for example, negatively impacted relative equity performance by 1.13%. For the last year, our sector allocation negatively impacted returns, primarily from the overweight allocation to consumer staples and utilities, and the low exposure to consumer discretionary. Stock selection was positive in industrials and consumer staples. The top five contributors were Mastek (industrials), Timken
(industrials), Microchip (information technology), Apple (information technology) and Horizon Therapeutics (healthcare). Stock selection was negative in consumer discretionary, information technology, basic materials, financials and utilities. The bottom five detractors from performance include
Atmos Energy (utilities), Citrix Systems (information technology), Biogen
(healthcare), Baxter International (healthcare) and Southwest Gas (utilities).
In fixed income, the largest driver of returns over the past year was the significant outperformance of the credit spread sectors (led by corporate bonds)
followed by the steepening of the U.S. Treasury yield curve. Give the massive stimulus, risk assets rallied sharply with industrial and utility corporate bonds the best performing sectors within investment grade bonds. Financials, not-
corporate credit, CMBS, ABS and Agency MBS also provided excess returns relative to Treasuries. Early in the fiscal year, the Fund’s sector allocation shifted toward corporate credit and away from the Treasury and agency MBS sectors due to the attractive spreads. As a result of this sector allocation and duration exposure, individual bonds in the Balanced Fund outperformed the benchmark. In terms of credit quality, there was no significant change during the year, as the Fund maintained an Aa3 weighted average credit rating.
As we enter this fiscal year, global economic activity continues to improve as vaccine rollouts accelerate and government restrictions on activity are reduced.
The savings rate of U.S. consumers is high due to federal government stimulus packages targeted to low-mid income individuals and lower discretionary spending by upper income individuals. The unemployment rate has fallen to 6%, capital goods orders have surpassed pre-pandemic levels and the housing market is booming due to low mortgage rates. Pent up demand for services is expected to drive solid economic growth in the second half of 2021.
Interest rates and commodity prices have risen this year as economic forecasts have increased expectations for inflation. Higher rates are confirmation of a strengthening economy, but a rapid increase can create uncertainty in the stock market and the sustainability of the recovery.
One result of the increase in equity and bond prices over the last year is the high valuation in both asset classes. As of March 31st , the U.S. broad market price-to-earnings ratio was close to 22x, well above the historic average of 15x. The 10-year Treasury yield of 1.74%, albeit well above the low in
2020, is fairly expensive relative to historical yields. Strong profit growth, estimated at 24% for the U.S. market, will likely lead to a continued “risk-on”
market. Historically, a robust economy, strong corporate profit growth, and an accommodative Federal Reserve has been positive for equity returns and credit sectors within the bond market.
Based on our stock/bond allocation model, we continue to overweight equities with the stock allocation 64.5% as of March 31st, above the 60%
target in the Composite Index. Within equities, our sector tilt favor economic sensitive sectors like financials and energy. Our exposure to economically stable industries such as consumer staples and utilities have been reduced. As always, we continue to pursue stocks of companies with an improving profit outlook trading at reasonable valuations. In fixed income, our focus is on credit, specifically Industrial corporates, and non-agency securitized sectors.
Although we remain overweight credit, we are adhering to our discipline of not chasing yield by sacrificing quality.
We continue to closely monitor the macro-environment and remain committed to owning value-enhancing equity and bond investment opportunities consistent with our disciplined approach of managing for the long-term.

BALANCED FUND (Unaudited)
Annual Report 2021

Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2020.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2021.
(††) Commencement date for the Institutional Plus Class was October 14, 2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2011.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. Sixty percent of the Composite Index is comprised of the Russell
3000 Index and forty percent of the Composite index is comprised of the Bloomberg
Barclays U.S. Intermediate Government/Credit Bond Index. The Russell 3000 Index
seeks to be a benchmark of the entire U.S. stock market. More specifically, this index encompasses the 3,000 largest U.S.-traded stocks, in which the underlying companies are all incorporated in the U.S. The Bloomberg Barclays U.S. Intermediate
Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 19.5%
Financials 12.2%
Government Securities 11.1%
Consumer Discretionary 9.5%
Industrials 8.7%
Health Care 8.3%
Communication Services 7.7%
Consumer Staples 4.2%
Short-Term Investments 3.6%
Asset Backed Securities 2.5%
Materials 2.5%
Non-Agency Commercial Mortgage Backed Securities 2.5%
Energy 2.0%
Real Estate 1.6%
U.S. Government Mortgage Backed Securities 1.6%
Utilities 1.4%
Non-Agency Residential Mortgage Backed Securities 1.1%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Class 31.47% 10.15% 8.84%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit 35.56% 11.22% 9.58%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 2.01% 2.75% 2.88%
Russell 3000 Index 62.53% 16.64% 13.79%
Prospectus Expense Ratio (Gross/Net)† 1.28% 1.04%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.30% 1.02%
1 Year 5 Year
Since
Inception ††
Tributary Balanced Fund — Institutional
Plus Class 31.76% 10.36% 9.81%
60% Russell 3000, 40% Barclays US
Intermediate Gov /Credit 35.56% 11.22% 10.63%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 2.01% 2.75% 2.61%
Russell 3000 Index 62.53% 16.64% 15.64%
Prospectus Expense Ratio (Gross/Net)† 1.03% 0.85%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.05% 0.84%

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Growth Opportunities Fund seeks long-term capital appreciation.
Manager Commentary
For the fiscal year ending March 31, 2021, the Tributary Growth Opportunities
Fund delivered a return of 66.55% (Institutional Plus Class at NAV) compared to the Russell Midcap Growth Index return of 68.61%, underperforming the benchmark by roughly 2%.
In terms of what drove this performance, our 2.65% average holding in cash had the most impact-- and while this portion cash held doesn’t seem like much-- the penalty for holding this asset in a market environment of massive equity gains can be quite costly. The total impact of cash on returns this year, in fact, was almost 2%.
We also had a couple of underperforming sector groups that had an impact.
Communication services was perhaps our worst relative performing sector, with the benchmark’s 125% gain too great a hurdle versus the Funds’
respectable 90% return. When comparing these high returns, it usually becomes a function of what you did not own than what you did—and not owning index names like Roku (up 272%) and Pinterest (up 242%) certainly had an impact. Financials was also a weak group for us, as significant losses in
eHealth (down 48%) stood in contrast in a market segment with very strong early cycle performance.
We did have some bright spots in the Fund, with information technology being our standout contributor, as our 80.4% return was about 5.5% better than the index. Twilio and Square were two companies that had exceptional years, with the former gaining 215% and the latter a whopping 281%. We also performed very well in industrials, an area we began to overweight in the early fall as we correctly anticipated an early cycle recovery. We had the best of all worlds here, as both our allocation and stock selection were strongly positive. Our long time holding in utilities construction provider Quanta
Services (up 178%) was a highlight within this cyclical group.
As we started the fiscal year, the equity markets began a process of recovering after significant losses in February and March, as the market quickly discounted the effects of the economic shock surrounding the COVID-19 pandemic. The
Fund was positioned with more of a defensive and high-quality bias at the time. Ironically, April was one of our worst performing months, as markets staged a brief technical snapback from what was a very deep sell-off, with the
RMIDG gaining over 15.6% compared to the 13.4% return for the Fund.
Our preference for higher quality securities hurt us that month, but the positioning served us very well for several months thereafter, with well-timed holdings in “work-from-home” cloud technology companies (such as Twilio)
as well as telehealth (Livongo) and COVID testing players (Quidel) in the healthcare space—provided a very nice boost to first-half performance. At the low point of this period, the Fund was trailing the benchmark by roughly 4 percentage points. By the end of October, the Fund had essentially caught up to the benchmark.
All that changed suddenly in November, when a very strong post-election rally favored cyclicals, post-COVID recovery plays, as well as lower quality companies. As our previous discussion on industrials suggested, we positioned ourselves quite well on the strong cyclical trade. We also had nice positive contributions for the year in consumer discretionary and energy. And even though finanicals was a mixed bag for the year, our second half performance was much better than the first.
We unfortunately weren’t as well positioned in healthcare post-November, as early post-COVID winners such as vaccine maker Moderna (up 337%)
and clear dental aligner company Align Technology (up 211%) were absent from the portfolio-- in favor of companies like Quidel (down 42%) which sold millions of COVID testing kits in 2020. And while we smartly moved the portfolio to a more cyclical bias overall, we still maintained a higher quality portfolio in healthcare—and many of those companies did not benefit immediately from the early post-COVID recovery environment.
Looking ahead, we intend to remain well-diversified, but keep the portfolio with a notable cyclical bias during the year. While higher interest rates did play into some mixed sentiment early this year (mainly affecting higher multiple high growth stocks) we think the Federal Reserve and other global central banks will remain accommodative. Simply put, the setup for an improving trend of corporate profits is excellent, with a small handful of COVID-19 beneficiaries perhaps being the most vulnerable from a growth perspective.
The only meaningful impediment we see today is valuation levels, as the broader equity market ended the year with a price-to-earnings ratio close to
22 times, which is well above the historical average of 15 times.
Many managers in our peer group have perhaps been much more aggressive in their cyclical positioning, preferring to own lower quality companies with more financial and operational leverage. We believe, however, that owning higher quality, reasonably valued companies with a solid secular growth prospects are important factors that will position the Fund for long term outperformance. We expect this disciplined approach will serve investors well as we move though the rest of the 2021 fiscal year.

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2021

Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2020.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2021.
(††) Commencement date for the Institutional Plus Class was October 14, 2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2011.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund’s primary index is the Russell Midcap Growth Index, however to provide a broader market comparative, the S&P 500 Index is a secondary benchmark. The S&P 500
Index is a broad based index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, that measures the U.S. stock market as a whole.
The index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 35.9%
Health Care 18.5%
Industrials 13.6%
Consumer Discretionary 12.1%
Financials 5.7%
Communication Services 5.6%
Materials 2.7%
Consumer Staples 2.1%
Real Estate 1.3%
Energy 0.6%
Short-Term Investments 1.9%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Growth Opportunities Fund —
Institutional Class 66.34% 17.35% 12.20%
Russell Midcap Growth Index 68.61% 18.39% 14.11%
S&P 500® Index 56.35% 16.29% 13.91%
Prospectus Expense Ratio (Gross/Net)† 1.36% 1.06%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.34% 1.06%
1 Year 5 Year
Since
Inception ††
Tributary Growth Opportunities Fund —
Institutional Plus Class 66.55% 17.57% 14.75%
Russell Midcap Growth Index 68.61% 18.39% 16.23%
S&P 500® Index 56.35% 16.29% 15.59%
Prospectus Expense Ratio (Gross/Net)† 0.96% 0.89%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 0.97% 0.90%

SMALL/MID CAP FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Small/Mid Cap Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2021, the Tributary Small/Mid Cap Fund returned +73.22% (Institutional Plus Class at NAV) compared to +89.40%
for the Russell 2500 Index and +87.47% for the Russell 2500 Value Index.
For the trailing year, absolute returns were high, but it must be noted that the pandemic-driven market crash ended in late March 2020. As such, the returns for the past twelve months include almost the entirety of the post-
crash recovery but include none of the precipitous decline that occurred in
February and March 2020. Furthermore, it should be noted that the Tributary
Small/Mid Cap Fund declined somewhat less than the Russell 2500 during the crash, consistent with our expectations for our quality and valuation-focused discipline.
Twelve months ago, on March 31, 2020, little did investors know that the market had bottomed in the prior weeks. While in hindsight one can look at market charts and conclude that the low appears obvious, at the time many expected the dismal reality of the pandemic and a shut-down economy to force the market back toward its lows, or worse. As we know now, those fears never materialized.
The absolute return for the Tributary Small/Mid Cap Fund in the past twelve months was strong, but the relative performance versus the Russell 2500 was disappointing. Fueled by “do whatever it takes” stimulus initiatives from the Federal Reserve and federal government, riskier equities flourished for significant stretches of 2020. High growth and high valuation were a winning combination. This acted as a headwind for our investment strategy, which is focused on higher quality companies trading at attractive prices.
A major part of the Fund’s underperformance was the roughly one-month period from April 9th through May 13th. During this time, the market witnessed a noteworthy rally in higher risk, growthier companies. While it is not unusual for our investment strategy to slightly trail the benchmarks in the initial stages of a post-crash recovery, in this period our relative return was unusually weak. We believe this underperformance was driven by the
Federal Reserve’s announcement on April 9, 2020 that they intended to expand their rescue efforts by purchasing certain categories of junk bonds, including the potential purchase of junk bond ETFs (exchange traded funds).
This announcement surprised many investors and had a dual impact on small and mid-cap stocks. First, by reducing fears that the capital markets could seize up, companies that may have been in dire situations rallied in relief.
Furthermore, it ignited a ‘risk-on’ sentiment shift among investors, based on the notion of an even more significant Fed backstop. In essence, a byproduct of the Fed’s action was to suppress risk aversion for many market participants.
After May 13, 2020, relative performance for the rest of the fiscal year was more in-line with how we would anticipate performing in a post-crash market recovery. Especially encouraging were the last two months, February and March of 2021, where investors focused on the progress being made with COVID vaccinations and a broader re-opening of the U.S. economy. In addition, higher-growth and higher-valuation stocks that are not the types of investments we typically own have begun to see their valuations contract as the 10-year U.S. Treasury yield has begun to trend higher.
The Tributary Small/Mid Cap Fund’s strongest relative performance over the past twelve months came from the communication services and energy economic sectors. In the communication services sector, Nexstar Media Group benefitted from the recent political ad spending cycle and is expected to generate significant cash flow with its Tribune Media acquisition, leading to further deleveraging of the balance sheet. In the energy sector, Parsley Energy benefitted from a recovery in oil prices, and received a takeout bid from
Pioneer Natural Resources.
The Fund’s weakest relative performance over the last year came from the consumer discretionary and healthcare sectors. It should be noted, however, that during the February/March 2020 crash the consumer discretionary sector posted the portfolio’s best relative performance versus the Russell 2500, and the portfolio’s healthcare holdings outperformed the respective market sector as well. In the consumer discretionary sector, stocks that were negatively impacted the most in the market crash rallied the hardest in early stages of the rebound. Essentially, stocks the Fund benefitted from not owning in the market crash were among the biggest relative detractors in the recovery. In the healthcare sector, Fund holdings such as LHC Group, AMN Healthcare,
Masimo and Integra Lifesciences were unable to keep up with the market’s massive rally.
The U.S economy continues to recover from COVID-induced shutdowns.
Vaccinations should enable businesses and individuals to return to some sense of normalcy and are a catalyst for better economic growth over the next year. In addition, the Federal Reserve continues to promise low rates until its inflation and employment objectives are reached, and federal stimulus efforts persist. President Biden passed a $1.9 trillion COVID relief package and is currently working on an infrastructure bill that may exceed $2 trillion (but corporate taxes may rise to help pay for the spending). While these efforts should boost growth in the short term, they may also have detrimental longer-
term impacts, which the market may be beginning to reflect through higher interest rates and some valuation compression in the most richly valued areas of the market. We feel our portfolio of fundamentally-sound, attractively valued companies will benefit from a re-energized economy, and may realize a further advantage if valuations in the higher-growth areas of the market retreat to more normalized levels.

SMALL/MID CAP FUND (Unaudited)
Annual Report 2021

Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2020. Net expense ratios are net of contractual waivers which are in effect through August 1, 2021.
(††) Commencement date for the Institutional and Institutional Plus Class was August 2, 2019 and August 1, 2019, respectively.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on August 2,
2019. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2500 Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap.
The Russell 2500 Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equities universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Industrials 20.8%
Financials 15.4%
Information Technology 14.0%
Health Care 13.6%
Consumer Discretionary 12.8%
Real Estate 6.9%
Consumer Staples 4.0%
Materials 3.8%
Communication Services 2.8%
Utilities 2.6%
Energy 2.4%
Short-Term Investments 0.9%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional
Class 72.66% 21.64%
Russell 2500 Index 89.40% 24.90%
Russell 2500 Value Index 87.47% 19.34%
Prospectus Expense Ratio (Gross/Net)† 70.42% 1.20%
Expense Ratio for the Year Ended March 31,
2021 (Gross/Net) 77.98% 1.19%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional
Plus Class 73.22% 21.98%
Russell 2500 Index 89.40% 24.13%
Russell 2500 Value Index 87.47% 18.72%
Prospectus Expense Ratio (Gross/Net)† 6.52% 0.95%
Expense Ratio for the Year Ended March 31,
2021 (Gross/Net) 3.02% 0.95%

SMALL COMPANY FUND (Unaudited)
Annual Report 2021

Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2021, Tributary Small Company Fund returned
67.37% (Institutional Plus Class at NAV) compared to 94.85% for the Russell
2000 Index and 97.05% for the Russell 2000 Value Index.
Considering the restrictions on everyday living and economic activity around the world in reaction to the COVID-19 threat, the 12-month return for U.S.
small cap stocks ending March 31, 2021 was remarkable. As the Tributary
Small Company Fund closed its fiscal year twelve months ago on March 31,
2020, little did we know that the COVID-19 market crash had bottomed approximately two weeks earlier and a significant rally in stocks was underway.
While the absolute return for the Tributary Small Company Fund in the past twelve months was very strong, the relative performance versus the Russell
2000 was disappointing. Fueled by a “do whatever it takes” mentality from the
Federal Reserve and federal government, through fiscal stimulus initiatives, riskier equities flourished throughout 2020. Higher valuations, unprofitable companies, higher beta, faster sales growth and no/low dividends generally were the style factors that worked the best in 2020. For the majority of the last fiscal year, this tended to act a headwind for our investment strategy, which is focused on higher quality companies trading at attractive prices.
A major part of the Fund’s underperformance versus the benchmark was a result of a one-month period from April 9th through May 13th. During this time, the market witnessed a noteworthy rally in higher risk, growthier companies.
While it is not unusual for our investment strategy to slightly trail the Russell
2000 in the initial stages of a strong up market, this period’s low participation rate was outside of the norm. We believe part of this underperformance was driven by the Federal Reserve’s announcement on April 9, 2020 that they would expand efforts to help the economy by providing up to $2.3 trillion in loans. More surprising, the Fed also indicated that it would be supporting selective speculative grade corporate debt (junk bonds) by purchasing shares of exchange traded funds. This announcement surprised many investors and had a dual impact on small cap stocks. First, by reducing fears that the capital markets could seize up, companies that may have been in dire situations rallied in relief. Furthermore, it ignited a ‘risk-on’ sentiment shift among investors, based on the notion of an even more significant Fed backstop. In essence, a byproduct of the Fed’s action was to suppress risk aversion for many market participants.
After May 13, 2020, relative performance for the rest of the fiscal year was within expectations for how we would anticipate performing in a period of strong market returns. Especially encouraging were the last two months,
February and March of 2021, where investors focused on the progress being made with COVID vaccinations and a broader re-opening of the U.S. economy.
In addition, longer duration, higher-growth assets were punished as the yield on U.S. 10-year bonds began to rise significantly beginning in February.
The best performing sectors in the Russell 2000 over the last 12 months were consumer discretionary (+200%), energy (+140%) and materials (+130%).
The weakest performing sectors in the Russell 2000 over the last 12 months were utilities (+17%), real estate (+56%) and communication services (+68%).
The Tributary Small Company Fund’s strongest relative performance came from the communication services and energy economic sectors. In the communication services sector, Nexstar Media Group benefitted from the recent political ad spending cycle and is expected to generate significant cash flow with its Tribune acquisition, leading to further deleveraging of the balance sheet. In the energy sector, Fund holding Parsley Energy received a takeout bid from Pioneer Natural Resources.
The Tributary Small Company Fund’s weakest relative performance came from the consumer discretionary and industrials economic sectors. In the consumer discretionary sector, stocks that were negatively impacted the most in the market crash during February/March of 2020 rallied the hardest off the bottom. In particular, hotel, restaurant and casino stocks were some the strongest performers. While the Fund benefitted from not owning any of the companies in these industry groups in the market crash, it gave up performance as they rallied. In the industrials sector, many of the deeper cyclical industries such as electrical equipment, airlines and building products, performed very well. The Fund’s exposure to deep cyclicals is limited, as the majority of our companies tend to have steadier business models over time.
The U.S economy is recovering from a COVID-induced shutdown. As more people get vaccinated, individuals and companies will likely want to get back to some semblance of life prior to the pandemic. This will be a catalyst for better results from companies spanning the broader economy, particularly those negatively impacted the most – namely cyclicals. Vaccinations are not the only catalyst for better economic growth over the next year. The Federal
Reserve continues to promise low rates and bond purchases at its current rate until inflation and employment objectives are reached. Additionally, President
Biden signed a $1.9 trillion COVID relief bill into law and is currently working on an infrastructure bill that approximates $2 trillion (but corporate taxes may rise to help pay for the spending). While easy monetary policy and large fiscal spending initiatives could be detrimental to the economy over the long term, they should boost growth in the short term. Our portfolio of fundamentally-sound, well-run companies will benefit and continue growing their intrinsic value for shareholders as the economy stabilizes and grows.

SMALL COMPANY FUND (Unaudited)
Annual Report 2021

Return of a $10,000 Investment as of March 31, 2021
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2020. Net expense ratios are net of contractual waivers which are in effect through August 1, 2021.
(††) Commencement date for the Institutional Plus Class was December 17,
2010.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2011. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the
Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equities universe. It includes those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2021
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Financials 17.3%
Industrials 17.0%
Information Technology 14.7%
Consumer Discretionary 12.3%
Health Care 11.1%
Real Estate 4.8%
Materials 3.5%
Utilities 3.5%
Consumer Staples 2.8%
Communication Services 2.2%
Energy 1.7%
Exchange Traded Fund 6.3%
Short-Term Investments 2.8%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2021*
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Class 67.03% 10.73% 9.70%
Russell 2000 Index 94.85% 16.35% 11.68%
Russell 2000 Value Index 97.05% 13.56% 10.06%
Prospectus Expense Ratio (Gross/Net)† 1.34% 1.19%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.34% 1.17%
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Plus Class 67.37% 10.97% 9.94%
Russell 2000 Index 94.85% 16.35% 11.68%
Russell 2000 Value Index 97.05% 13.56% 10.06%
Prospectus Expense Ratio (Gross/Net)† 1.05% 0.96%
Expense Ratio for the Year Ended March
31, 2021 (Gross/Net) 1.05% 0.96%

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 41.4%
Asset Backed Securities - 16.9%
$ 1,100,000 AMSR Trust, 1.63%, 07/17/37 (a) $ 1,109,358
282,111 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.07%, 07/25/29 (b) 282,930
1,920,440 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 2,000,236
361,763 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 364,280
1,480,000 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,483,134
1,269,324 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,278,813
297,712 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 300,554
1,810,229 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,839,496
641,120 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 632,397
929,974 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 953,867
801,891 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 825,732
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 782,046
1,500,000 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,515,523
1,332,128 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 1,346,562
1,410,000 FirstKey Homes Trust, 1.34%,
09/17/25 (a) 1,406,442
228,422 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.89%,
08/25/48 (a)(b) 229,068
390,406 GTE Auto Receivables Trust, 2.17%,
12/15/22 (a) 391,119
559,682 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.94%, 01/26/26 (b) 558,270
1,355,000 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,380,535
840,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.71%, 10/15/31 (a)(b) 854,673
1,450,000 NMEF Funding 2015-A, LLC, 0.81%,
12/15/27 (a) 1,447,765
1,244,555 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,239,076
1,206,434 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,221,170
Principal
Amount
Security
Description Value
$ 555,064 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.88%, 12/24/33 (a)(b) $ 553,799
138,735 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.71%, 12/24/33 (a)(b) 136,830
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 896,770
1,755,000 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,718,939
1,229,908 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.22%,
10/25/21 (b) 1,229,905
1,088,246 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.87%,
07/25/22 (b) 1,098,125
634,948 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.92%,
07/25/23 (b) 639,657
788,491 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.72%,
04/25/23 (b) 794,703
1,287,171 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 1,324,758
389,365 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 393,116
1,281,044 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,329,944
1,036,159 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
1.31%, 06/25/33 (a)(b) 1,042,453
700,104 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 746,053
873,068 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 876,870
2,390,000 UNIFY Auto Receivables Trust 2021-1,
0.98%, 07/15/26 (a) 2,386,141
1,420,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,420,868
40,031,977
Non-Agency Commercial Mortgage Backed Securities - 10.4%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,738,111
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,940,607
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 1.36%, 02/15/29 (a)(b) 1,615,000
1,300,000 BX Commercial Mortgage Trust (USD
1 Month LIBOR + 1.00%), 1.11%,
11/15/32 (a)(b) 1,302,086

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 0.81%, 01/15/34 (a)(b) $ 508,569
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 963,393
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,249,814
934,897 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 991,414
1,570,522 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.74%,
09/10/45 (a)(c) 28,236
949,551 COMM Mortgage Trust Interest Only
REMIC, 1.01%, 03/10/46 (c) 9,779
415,609 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 431,618
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.04%, 11/15/36 (a)(b) 1,265,380
21,009 DBUBS Mortgage Trust Interest Only
REMIC, 0.16%, 08/10/44 (a)(c) 0
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 0.91%,
02/15/38 (a)(b) 1,600,302
2,314,622 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.20%,
08/10/44 (a)(c) 585
868,434 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 873,523
666,761 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 706,967
459,001 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 468,630
1,178,975 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,223,809
2,025,125 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 2,023,556
2,200,000 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 0.66%,
12/15/37 (a)(b) 2,197,356
1,284,699 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,352,572
1,220,012 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 0.97%, 12/15/48 (c) 15,440
903,115 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 940,921
1,058,376 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,064,039
288,544 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 291,663
Principal
Amount
Security
Description Value
$ 16,625 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.70%, 03/15/45 $ 16,954
24,820,324
Non-Agency Residential Mortgage Backed Securities - 14.1%
256,777 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.98%, 12/25/33 (a)(b) 254,046
1,096,661 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.43%, 05/28/44 (b) 1,097,177
106,717 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.21%, 04/28/39 (b) 106,749
1,670,859 BRAVO Residential Funding Trust,
0.77%, 01/25/70 (a)(b) 1,670,859
733,766 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 758,257
525,000 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 500,534
2,060,984 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 2,107,457
1,006,626 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,006,884
2,130,599 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 2,127,742
63 Citicorp Residential Mortgage Trust
REMIC, 5.06%, 07/25/36 (d) 63
1,274,821 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 1,329,016
728,805 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 765,106
78,446 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 82,590
1,185 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,039
444,524 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 450,681
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.23%,
02/25/33 (b) 156,760
111,039 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.94%,
12/25/37 (a)(d) 113,066
345,517 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 351,720
302,812 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 304,033
1,438,183 Finance of America HECM Buyout,
0.88%, 02/25/31 (a)(c) 1,437,862

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 736,107 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) $ 745,308
69,523 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.78%), 0.89%,
01/25/35 (a)(b) 69,514
84,756 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.86%,
05/25/36 (a)(b) 84,664
829,231 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 842,338
1,097,154 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 1,114,120
279,442 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 279,839
2,710 JPMorgan Mortgage Trust, 3.00%,
11/25/48 (a)(c) 2,708
48,679 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 48,712
1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.91%, 11/25/53 (a)(b) 1,050,934
1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
0.81%, 02/25/55 (a)(b) 1,419,888
1,172,766 MFA Trust, 0.85%, 01/25/56 (a)(c) 1,169,138
1,075,659 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 1,091,849
487,408 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 528,265
43,477 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 46,311
83,446 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 88,247
124,048 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 131,525
37,084 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.83%, 03/25/35 (b) 37,260
1,343,187 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 1,353,504
53,664 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.08%, 10/25/34 (b) 53,879
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.56%, 03/25/22 (b) 11,098
Principal
Amount
Security
Description Value
$ 1,860 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) $ 1,926
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 4,852
19,718 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 19,768
476,145 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 479,333
31,734 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 31,738
1,660,000 Station Place Securitization Trust (USD
1 Month LIBOR + 0.65%), 0.76%,
01/26/54 (a)(b) 1,659,894
2,044,259 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 2,107,876
1,574,014 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,639,622
318,133 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 326,263
635,719 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 650,921
129,484 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 130,332
1,234,778 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,255,854
205,594 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 208,671
134,790 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 135,220
33,443,012
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $97,647,843) 98,295,313
Corporate Bonds - 37.2%
Communication Services - 1.6%
2,300,000 AT&T, Inc. (USD 3 Month LIBOR +
1.18%), 1.36%, 06/12/24 (b) 2,348,325
1,538,000 Verizon Communications, Inc., 1.68%,
10/30/30 (a) 1,426,858
3,775,183
Consumer Discretionary - 7.3%
1,070,000 AMC Networks, Inc., 4.25%, 02/15/29 1,040,575
283,000 Dollar General Corp., 3.25%, 04/15/23 297,783
2,125,000 Dollar General Corp., 3.88%, 04/15/27 2,361,036
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 403,144
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,474,677
226,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 218,090
324,000 Levi Strauss & Co., 5.00%, 05/01/25 330,311
2,081,000 McDonald's Corp., MTN, 3.70%,
01/30/26 2,293,495
1,390,000 Starbucks Corp., 3.10%, 03/01/23 1,457,788

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 420,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 $ 421,449
1,220,000 The TJX Cos., Inc., 3.50%, 04/15/25 1,329,957
2,261,000 The Walt Disney Co., 1.75%, 01/13/26 2,312,591
824,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 831,505
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,523,515
17,295,916
Consumer Staples - 1.7%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,046,263
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 458,200
2,405,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,544,789
4,049,252
Financials - 11.9%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 702,587
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 2,012,012
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 832,172
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,071,442
2,155,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,367,422
2,195,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,143,871
1,035,000 JPMorgan Chase & Co., 3.25%,
09/23/22 1,079,816
2,003,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 2,160,084
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 999,570
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,017,795
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,487,097
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 2,027,217
1,400,000 The Charles Schwab Corp., 3.25%,
05/21/21 1,402,896
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,807,795
2,150,000 The Goldman Sachs Group, Inc. (USD
3 Month LIBOR + 1.11%), 1.33%,
04/26/22 (b) 2,151,228
475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 479,638
Principal
Amount
Security
Description Value
$ 2,100,000 Wells Fargo & Co., 3.75%, 01/24/24 $ 2,270,868
28,013,510
Health Care - 1.0%
2,165,000 Agilent Technologies, Inc., 3.88%,
07/15/23 2,307,359
Industrials - 5.8%
2,310,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 2,441,231
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,514,885
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,935,629
1,200,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,179,451
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,658,571
1,330,000 Union Pacific Corp., 3.20%, 06/08/21 1,336,886
2,453,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,633,815
13,700,468
Information Technology - 6.6%
1,060,000 Applied Materials, Inc., 3.90%,
10/01/25 1,181,256
1,928,000 eBay, Inc., 2.75%, 01/30/23 2,007,660
250,000 eBay, Inc., 3.45%, 08/01/24 269,451
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,486,471
982,000 QUALCOMM, Inc., 2.90%, 05/20/24 1,047,026
1,218,000 QUALCOMM, Inc., 3.45%, 05/20/25 1,332,574
2,549,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 2,639,082
2,610,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,548,159
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,451,934
15,963,613
Materials - 0.9%
2,047,000 Albemarle Corp., 4.15%, 12/01/24 2,249,354
Utilities - 0.4%
880,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 944,337
Total Corporate Bonds (Cost $87,116,408) 88,298,992
Government & Agency Obligations - 19.1%
GOVERNMENT SECURITIES - 14.5%
Municipals - 1.6%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,921
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 550,248
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 251,613
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 235,646

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana Special Purpose Bond,
1.58%, 11/01/24 $ 368,847
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,404,118
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 232,207
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 169,081
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 165,132
3,877,813
Treasury Inflation Index Securities - 0.6%
1,353,538 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,393,743
U.S. Treasury Securities - 12.3%
13,745,000 U.S. Treasury Note, 1.63%, 11/15/22 14,074,128
12,830,000 U.S. Treasury Note, 2.75%, 11/15/23 13,662,948
1,390,000 U.S. Treasury Note, 2.13%, 05/15/25 1,471,337
29,208,413
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 4.6%
Federal Home Loan Mortgage Corp. - 2.5%
603,912 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 592,584
785,501 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 816,668
1,510,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,549,589
471,462 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 83,787
247,471 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 21,829
175,034 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 26,312
111,591 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 113,101
302,724 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 307,730
620,813 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 645,101
148,844,590 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 819
335,755 FRESB Multifamily Mortgage Pass-
Through Trust, 2.16%, 04/25/22 (c) 337,252
Principal
Amount
Security
Description Value
$ 1,216,599 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) $ 1,285,468
5,780,240
Federal National Mortgage Association - 0.6%
214,919 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 227,058
794,432 Federal National Mortgage Association
Interest Only, 0.76%, 02/25/22 (c) 1,885
1,102,701 Federal National Mortgage Association
Interest Only, 0.19%, 01/25/22 (c) 1,942
1,943,548 Federal National Mortgage Association
Interest Only, 0.44%, 07/25/22 (c) 5,764
392,363 Federal National Mortgage Association
Interest Only, 2.66%, 01/25/39 (c) 20,939
797,557 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 822,321
20,223 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 20,616
170,067 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 178,093
193,360 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 198,224
1,476,842
Government National Mortgage Association - 1.5%
1,393,095 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,394,767
123,273 Government National Mortgage
Association #559205, 7.25%,
09/15/31 123,421
163,680 Government National Mortgage
Association #559220, 7.00%,
01/15/33 163,877
112,525 Government National Mortgage
Association #610022, 5.60%,
08/15/34 112,660
349,251 Government National Mortgage
Association #632798, 5.13%,
11/15/34 349,670
653,384 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 733,511
634,945 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 658,300
400 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 401
3,536,607
Total Government & Agency Obligations (Cost
$44,311,507) 45,273,658

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SHORT-INTERMEDIATE BOND FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 04/30/21), 8.75% (c)(f) $ 508,761
Total Preferred Stocks (Cost $564,328) 508,761
Short-Term Investments - 1.7%
Investment Company - 1.7%
4,008,976 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (g) 4,008,976
Total Short-Term Investments (Cost $4,008,976) 4,008,976
Investments, at value - 99.6% (Cost $233,649,062) 236,385,700
Other assets in excess of liabilities - 0.4% 950,626
NET ASSETS - 100.0% $ 237,336,326
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2021, the aggregate value of these liquid securities were $97,441,948 or 41.0% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2021.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 21.9%
Asset Backed Securities - 7.1%
$ 840,000 CF Hippolyta, LLC, 1.53%,
03/15/61 (a) $ 836,933
1,119,494 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 1,104,263
1,540,801 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 1,519,184
800,000 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 791,872
1,100,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.71%, 10/15/31 (a)(b) 1,119,215
506,701 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.88%, 12/24/33 (a)(b) 505,545
996,052 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.22%,
10/25/21 (b) 996,050
1,472,046 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.87%,
07/25/22 (b) 1,485,410
366,011 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.72%,
04/25/23 (b) 368,894
755,513 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 777,575
413,325 Social Professional Loan Program,
2.34%, 04/25/33 (a) 421,018
257,054 Social Professional Loan Program,
2.49%, 01/25/36 (a) 259,819
5,981 SoFi Consumer Loan Program Trust,
2.50%, 05/26/26 (a) 5,990
665,833 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 709,533
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 595,000
1,420,000 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,376,548
1,632,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,632,997
14,505,846
Non-Agency Commercial Mortgage Backed Securities - 6.6%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,214,110
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 1,012,051
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,082,419
Principal
Amount
Security
Description Value
$ 376,678 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 $ 378,124
2,384,030 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.74%,
09/10/45 (a)(c) 42,862
949,551 COMM Mortgage Trust Interest Only
REMIC, 1.01%, 03/10/46 (c) 9,779
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.04%, 11/15/36 (a)(b) 1,620,487
21,009 DBUBS Mortgage Trust Interest Only
REMIC, 0.16%, 08/10/44 (a)(c) 0
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,007,428
3,505,906 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.20%,
08/10/44 (a)(c) 887
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,677,513
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,045,487
1,117,174 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,123,152
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 933,270
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,696,169
754,455 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.74%,
10/15/45 (a)(c) 14,681
220,055 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 222,434
2,532,813 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.87%,
11/15/45 (a)(c) 52,781
373,744 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 379,942
13,513,576
Non-Agency Residential Mortgage Backed Securities - 8.2%
303,928 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.98%, 12/25/33 (a)(b) 300,696
597,435 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.43%, 05/28/44 (b) 597,716
58,802 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
1.88%), 1.98%, 08/28/44 (b) 58,848
119,523 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.21%, 04/28/39 (b) 119,559

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,460,000 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) $ 1,391,962
1,245,643 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,245,961
76 Citicorp Residential Mortgage Trust
REMIC, 5.06%, 07/25/36 (d) 76
882,993 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 920,530
786,432 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 825,603
541,470 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 570,075
136,689 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 141,709
23,555 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 24,211
1,185 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,039
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.23%,
02/25/33 (b) 156,760
99,350 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.94%,
12/25/37 (a)(d) 101,164
332,228 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 338,192
247,267 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 248,264
767,939 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 777,538
61,095 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.86%,
05/25/36 (a)(b) 61,028
315,898 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 320,890
577,188 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 586,113
58,927 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 58,967
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.91%, 11/25/53 (a)(b) 575,511
241,123 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 243,785
575,401 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 614,237
Principal
Amount
Security
Description Value
$ 431,650 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) $ 455,594
239,799 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 255,432
212,407 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 224,628
442,084 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 468,731
43,971 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.83%, 03/25/35 (b) 44,180
1,770,000 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,816,739
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.56%, 03/25/22 (b) 13,029
66,404 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 66,571
84,343 Sequoia Mortgage Trust REMIC,
3.50%, 03/25/48 (a)(c) 84,348
580,241 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 593,641
48,587 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 48,593
1,135,515 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,182,846
159,023 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 160,065
331,799 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 337,463
286,876 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 291,169
260,930 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 261,764
16,585,227
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $43,939,614) 44,604,649
Corporate Bonds - 36.0%
Communication Services - 2.2%
1,850,000 Alphabet, Inc., 2.25%, 08/15/60 1,509,673
1,255,000 AT&T, Inc., 5.15%, 03/15/42 1,515,791
1,264,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,428,679
4,454,143
Consumer Discretionary - 8.0%
840,000 AMC Networks, Inc., 4.25%, 02/15/29 816,900
690,000 Comcast Corp., 4.15%, 10/15/28 789,658
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 676,512
1,190,000 Dollar General Corp., 3.50%, 04/03/30 1,282,978
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 742,633

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,450,000 Lennar Corp., 4.50%, 04/30/24 $ 1,577,267
1,220,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,177,300
312,000 Levi Strauss & Co., 5.00%, 05/01/25 318,078
1,490,000 McDonald's Corp., 3.63%, 09/01/49 1,555,360
615,000 Newell Brands, Inc., 4.00%, 06/15/22 629,606
410,000 Newell Brands, Inc., 4.70%, 04/01/26 452,390
1,285,000 NIKE, Inc., 3.88%, 11/01/45 1,465,544
875,000 Starbucks Corp., 2.00%, 03/12/27 895,316
925,000 The TJX Cos., Inc., 3.75%, 04/15/27 1,029,942
1,322,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,511,952
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,182,096
16,103,532
Consumer Staples - 1.9%
800,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 827,903
926,000 Costco Wholesale Corp., 1.75%,
04/20/32 880,192
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 614,800
1,455,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,557,170
3,880,065
Financials - 9.2%
1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 1,295,067
1,350,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,469,033
320,000 CBRE Services, Inc., 2.50%, 04/01/31 310,140
1,343,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,476,203
650,000 CME Group, Inc., 3.00%, 03/15/25 694,969
1,489,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,429,219
1,420,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,443,174
1,050,000 KeyCorp, MTN, 2.25%, 04/06/27 1,076,892
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 846,563
1,355,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,482,018
600,000 Regions Financial Corp., 3.80%,
08/14/23 643,561
575,000 The Charles Schwab Corp., 3.85%,
05/21/25 635,545
1,097,000 The Chubb Corp., 6.80%, 11/15/31 1,509,361
1,390,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,524,775
1,385,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,518,999
Principal
Amount
Security
Description Value
$ 1,425,000 Wells Fargo & Co., 3.00%, 04/22/26 $ 1,522,773
18,878,292
Health Care - 0.6%
1,109,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,211,389
Industrials - 5.6%
1,569,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,534,885
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,481,450
1,230,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,454,318
1,397,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,507,238
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,435,663
815,000 TTX Co., 4.60%, 02/01/49 (a) 969,591
1,593,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,710,423
1,310,000 Waste Management, Inc., 3.90%,
03/01/35 1,486,157
11,579,725
Information Technology - 5.7%
1,465,000 Applied Materials, Inc., 1.75%,
06/01/30 1,410,552
1,333,000 eBay, Inc., 3.60%, 06/05/27 1,451,987
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,548,967
1,406,000 NVIDIA Corp., 2.85%, 04/01/30 1,476,582
1,225,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,442,125
1,500,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 1,553,010
1,248,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 1,156,946
1,540,000 Xilinx, Inc., 2.38%, 06/01/30 1,505,069
11,545,238
Materials - 1.4%
1,311,000 Albemarle Corp., 5.45%, 12/01/44 1,512,340
959,000 The Mosaic Co., 5.45%, 11/15/33 1,151,202
2,663,542
Real Estate - 0.7%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,398,739
Utilities - 0.7%
1,099,000 PacifiCorp, 6.25%, 10/15/37 1,492,576
Total Corporate Bonds (Cost $70,520,968) 73,207,241
Government & Agency Obligations - 40.7%
GOVERNMENT SECURITIES - 13.0%
Municipals - 2.6%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,921

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 $ 330,964
255,000 City of Omaha NE, Nebraska GO,
1.77%, 04/15/31 249,054
675,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 659,302
209,826 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 214,613
285,000 Kearney School District, Nebraska GO,
1.38%, 12/15/28 273,748
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 665,583
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 479,397
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 353,659
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 119,692
170,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.16%, 12/01/27 164,924
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 280,924
420,000 West Haymarket Joint Public Agency,
Nebraska GO, 2.60%, 12/15/31 433,893
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 580,082
5,306,756
Treasury Inflation Index Securities - 1.1%
1,871,202 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 2,214,806
U.S. Treasury Securities - 9.3%
1,760,000 U.S. Treasury Bond, 5.38%, 02/15/31 2,354,481
715,000 U.S. Treasury Bond, 4.75%, 02/15/37 977,874
7,315,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,978,305
1,540,000 U.S. Treasury Note, 2.13%, 05/15/25 1,630,114
1,580,000 U.S. Treasury Note, 2.25%, 02/15/27 1,678,133
250,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 246,924
3,250,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 2,972,100
18,837,931
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 27.7%
Federal Home Loan Mortgage Corp. - 14.3%
1,350,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 1,514,936
1,695,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,724,450
Principal
Amount
Security
Description Value
$ 730,386 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 $ 800,075
930,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 1,058,347
18,176 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 19,403
915,039 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 965,772
270,528 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 298,286
235,706 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 259,870
1,450,541 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,542,366
521,397 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 587,919
601,711 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 662,872
1,151,075 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,276,090
1,160,521 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 206,245
316,232 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 344,725
468,536 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 477,857
135,755 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 137,815
5,800 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 02/15/39 5,798
198,832 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 206,611
243,313 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 250,897
124,073 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 126,603
404,632 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 414,245
1,058,434 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 1,091,222
293,912 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 304,092
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,043,414
158,578,764 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 872
454,631 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 478,363
1,122,956 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,188,317

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 641,404 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) $ 679,127
977,251 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 1,088,262
553,000 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 584,304
1,581,687 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,699,899
952,440 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 990,507
1,280,364 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,335,349
952,501 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 974,355
586,864 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 626,365
1,253,824 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 1,277,510
776,680 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 794,615
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,559,568
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 533,464
29,130,787
Federal National Mortgage Association - 11.6%
6,864 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 6,927
131,526 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 152,663
110,765 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 123,180
14,092 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,754
13,175 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 14,025
98,230 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 110,759
534,670 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 568,516
23,227 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 24,717
221,955 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 252,035
41,318 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 49,380
477,167 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 528,128
147,490 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 163,476
102,145 Federal National Mortgage Association
#AL5404, 3.87%, 08/01/21 (c) 102,153
Principal
Amount
Security
Description Value
$ 495,252 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) $ 516,978
2,112,129 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,250,254
1,285,377 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,411,203
540,550 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 595,670
720,059 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 808,151
1,022,761 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,121,480
518,833 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 549,221
1,134,507 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 1,233,207
904,900 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 992,858
626,399 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 657,428
606,958 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 654,174
348,270 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 374,366
620,838 Federal National Mortgage Association
Interest Only, 0.76%, 02/25/22 (c) 1,473
2,807,347 Federal National Mortgage Association
Interest Only, 0.44%, 07/25/22 (c) 8,325
609,415 Federal National Mortgage Association
Interest Only, 2.66%, 01/25/39 (c) 32,522
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,109,930
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 746,475
1,514,792 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,617,781
800,001 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 866,725
153,769 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 161,026
262,945 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 294,191
160,379 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 180,564
395,508 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 405,457
297,279 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 298,852
753,994 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 777,062

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
INCOME FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 833,359 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 $ 862,238
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,068,563
957,564 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 957,188
23,665,075
Government National Mortgage Association - 1.8%
788,467 Government National Mortgage
Association, 2.85%, 04/16/50 809,244
658,920 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 703,509
633,148 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 675,157
1,288,428 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,446,432
800 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 802
3,635,144
Total Government & Agency Obligations (Cost
$79,023,857) 82,790,499
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
2,150,845 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (g) 2,150,845
Total Short-Term Investments (Cost $2,150,845) 2,150,845
Investments, at value - 99.7% (Cost $195,635,284) 202,753,234
Other assets in excess of liabilities - 0.3% 653,887
NET ASSETS - 100.0% $ 203,407,121
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2021, the aggregate value of these liquid securities were $42,243,704 or 20.8% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
NEBRASKA TAX-FREE FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.7%
GOVERNMENT SECURITIES - 97.8%
Municipals - 97.8%
Nebraska - 96.5%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 293,918
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 350,975
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 312,492
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 389,733
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 211,331
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 186,175
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 178,214
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 257,113
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 218,958
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 223,817
180,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 175,877
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 116,375
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 390,435
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 832,391
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 88,773
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 351,751
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 181,970
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 396,468
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 395,777
Principal
Amount
Security
Description Value
$ 65,000 City of La Vista NE, Nebraska GO,
1.00%, 05/01/21 $ 65,037
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 246,888
260,000 City of Lincoln NE, Nebraska GO,
5.00%, 06/01/30 347,697
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 504,374
500,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 511,241
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 531,094
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 260,114
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 117,391
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 58,655
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 383,212
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 544,743
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 223,749
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 615,430
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 689,827
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 236,678
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 488,676
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 197,666
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 439,029
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 227,561
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 245,975
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 370,824
535,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 566,831
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 270,282
275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 279,717

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
NEBRASKA TAX-FREE FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 $ 387,049
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 309,499
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,177
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 347,857
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 199,731
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 270,312
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 323,668
50,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 51,025
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,277,283
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 214,269
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 264,372
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 751,639
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 202,443
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,582
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,619
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 271,711
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 221,288
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,109
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 100,137
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 791,504
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 824,018
Principal
Amount
Security
Description Value
$ 300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 $ 322,011
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 308,455
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 771,511
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 942,086
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 389,157
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 453,539
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 479,857
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 73,161
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 310,511
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 190,020
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 881,702
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 461,178
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 584,290
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 831,042
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 857,433
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 306,583
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 316,928
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 701,752
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 583,769
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 876,688
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 331,039
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 561,977
500,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 513,454
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 205,382

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
NEBRASKA TAX-FREE FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 $ 554,527
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,041,876
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 577,398
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 563,419
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,031,697
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 181,268
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,541,409
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 146,286
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 229,366
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 209,200
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 564,509
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 520,740
350,000 Nebraska Investment Finance Authority,
Nebraska RB, FHLMC, 1.55%,
03/01/23 356,897
500,000 Nebraska Investment Finance Authority,
Nebraska RB, FHLMC, 2.00%,
03/01/24 519,547
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 236,647
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 501,588
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,167
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 383,274
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 237,698
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,085,540
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 558,111
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 851,294
Principal
Amount
Security
Description Value
$ 315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 $ 315,579
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 470,609
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 367,574
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 474,995
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 727,278
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 930,024
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 631,921
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 06/01/21 302,219
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,164,668
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 771,155
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 346,812
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 211,586
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 916,759
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 597,698
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 190,594
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 657,328
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,654,334
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 194,552
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 322,674
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 495,223
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 299,073
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 368,400
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 916,569
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 143,706

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
NEBRASKA TAX-FREE FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 280,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/28 $ 321,902
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,176
30,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 30,038
60,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 60,098
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 103,918
90,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 90,165
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 553,567
385,000 Scotts Bluff County School District/
Gering School District, Nebraska GO,
5.00%, 12/01/23 406,452
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 265,483
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 279,636
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 344,972
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 459,962
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 313,181
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 523,060
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 287,714
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 229,220
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 118,512
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 764,909
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 581,998
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 597,585
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 613,876
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 440,516
Principal
Amount
Security
Description Value
$ 1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 $ 1,909,516
200,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 206,816
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 107,849
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 472,405
69,695,365
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 523,986
South Dakota - 0.6%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 472,751
70,692,102
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 643,145
Total Government & Agency Obligations (Cost
$68,477,194) 71,335,247
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
639,717 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (b) 639,717
Total Short-Term Investments (Cost $639,717) 639,717
Investments, at value - 99.6% (Cost $69,116,911) 71,974,964
Other assets in excess of liabilities - 0.4% 279,709
NET ASSETS - 100.0% $ 72,254,673
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2021.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
BALANCED FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 64.7%
Communication Services - 6.6%
7,250 Activision Blizzard, Inc. $ 674,250
985 Alphabet, Inc., Class C (a) 2,037,600
11,700 Comcast Corp., Class A 633,087
4,430 Facebook, Inc., Class A (a) 1,304,768
10,000 Verizon Communications, Inc. 581,500
5,231,205
Consumer Discretionary - 7.9%
713 Amazon.com, Inc. (a) 2,206,079
228 Booking Holdings, Inc. (a) 531,204
11,400 Gentex Corp. 406,638
5,290 NIKE, Inc., Class B 702,988
940 O'Reilly Automotive, Inc. (a) 476,815
1,015 Pool Corp. 350,419
3,750 Royal Caribbean Cruises, Ltd. (a) 321,037
2,640 The Home Depot, Inc. 805,860
1,400 Ulta Beauty, Inc. (a) 432,838
6,233,878
Consumer Staples - 3.6%
4,825 Church & Dwight Co., Inc. 421,464
2,710 Constellation Brands, Inc., Class A 617,880
1,690 Costco Wholesale Corp. 595,691
7,130 Lamb Weston Holdings, Inc. 552,432
4,590 Walmart, Inc. 623,460
2,810,927
Energy - 2.0%
3,300 Diamondback Energy, Inc. 242,517
5,100 EOG Resources, Inc. 369,903
8,200 Exxon Mobil Corp. 457,806
2,750 Phillips 66 224,235
11,300 Schlumberger NV 307,247
1,601,708
Financials - 7.9%
815 BlackRock, Inc. 614,477
3,065 Chubb, Ltd. 484,178
2,145 CME Group, Inc. 438,073
13,500 Equitable Holdings, Inc. 440,370
5,850 First American Financial Corp. 331,403
7,000 JPMorgan Chase & Co. 1,065,610
21,800 KeyCorp 435,564
7,600 Morgan Stanley 590,216
4,290 Northern Trust Corp. 450,922
5,880 South State Corp. 461,639
9,950 U.S. Bancorp 550,335
9,100 Wells Fargo & Co. 355,537
6,218,324
Health Care - 7.9%
3,600 Abbott Laboratories 431,424
6,700 AMN Healthcare Services, Inc. (a) 493,790
5,700 Baxter International, Inc. 480,738
1,280 Biogen, Inc. (a) 358,080
Shares
Security
Description Value
7,025 Edwards Lifesciences Corp. (a) $ 587,571
3,350 Eli Lilly and Co. 625,847
5,850 Horizon Therapeutics PLC (a) 538,434
1,010 Humana, Inc. 423,442
5,650 Integer Holdings Corp. (a) 520,365
1,879 LHC Group, Inc. (a) 359,284
1,710 Thermo Fisher Scientific, Inc. 780,410
4,040 Zoetis, Inc. 636,219
6,235,604
Industrials - 6.5%
4,750 AMETEK, Inc. 606,717
1,450 Cintas Corp. 494,900
8,200 CSX Corp. 790,644
6,650 IAA, Inc. (a) 366,681
8,300 MasTec, Inc. (a) 777,710
9,837 Raytheon Technologies Corp. 760,105
8,050 The Timken Co. 653,419
5,050 Waste Management, Inc. 651,551
5,101,727
Information Technology - 17.2%
1,655 Adobe, Inc. (a) 786,737
25,935 Apple, Inc. 3,167,960
1,840 Broadcom, Inc. 853,134
4,005 CDW Corp. 663,829
12,600 Cisco Systems, Inc./Delaware 651,546
3,160 Citrix Systems, Inc. 443,538
3,325 CMC Materials, Inc. 587,827
1,875 FleetCor Technologies, Inc. (a) 503,681
2,620 Mastercard, Inc., Class A 932,851
4,325 Microchip Technology, Inc. 671,327
12,425 Microsoft Corp. 2,929,442
1,735 NVIDIA Corp. 926,369
1,100 Paycom Software, Inc. (a) 407,066
13,525,307
Materials - 2.2%
8,090 Berry Global Group, Inc. (a) 496,726
4,650 FMC Corp. 514,336
2,505 Linde PLC 701,751
1,712,813
Real Estate - 1.5%
1,980 American Tower Corp. REIT 473,339
9,690 First Industrial Realty Trust, Inc. REIT 443,705
1,985 Sun Communities, Inc. REIT 297,829
1,214,873
Utilities - 1.4%
3,575 Atmos Energy Corp. 353,389
5,570 NextEra Energy, Inc. 421,147
4,300 Southwest Gas Holdings, Inc. 295,453
1,069,989
Total Common Stocks (Cost $27,687,457) 50,956,355

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
BALANCED FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 6.1%
Asset Backed Securities - 2.5%
$ 146,417 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) $ 152,500
95,438 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 96,151
75,000 CF Hippolyta, LLC, 1.53%,
03/15/61 (b) 74,726
151,801 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 154,256
82,012 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 84,450
93,422 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 94,434
75,656 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.94%, 01/26/26 (d) 75,465
130,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.71%, 10/15/31 (b)(d) 132,271
156,836 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 158,752
74,526 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 1.30%,
06/25/38 (b)(d) 75,195
93,487 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.88%, 12/24/33 (b)(d) 93,274
165,180 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.87%,
07/25/22 (d) 166,680
116,233 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 119,627
83,229 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 88,692
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 70,000
140,000 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 135,716
180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) 180,110
1,952,299
Non-Agency Commercial Mortgage Backed Securities - 2.4%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 379,409
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 200,389
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 140,940
Principal
Amount
Security
Description Value
$ 175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 $ 180,820
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 213,018
223,291 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 231,782
217,146 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 216,978
114,139 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(c) 114,749
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 84,332
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 161,540
1,923,957
Non-Agency Residential Mortgage Backed Securities - 1.2%
72,218 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.98%, 12/25/33 (b)(d) 71,450
34,150 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.21%, 04/28/39 (d) 34,159
200,000 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 190,680
124,908 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 127,725
125,899 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 125,730
84,745 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 88,966
24,395 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 25,684
26,877 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(c) 26,985
87,537 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 88,631
26,486 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.75%), 0.86%,
05/25/36 (b)(d) 26,457
43,549 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 46,173
15,249 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(c) 15,349
33,878 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(c) 33,986
901,975
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $4,696,341) 4,778,231

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
BALANCED FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Corporate Bonds - 12.7%
Communication Services - 1.0%
$ 348,000 AT&T, Inc., 4.30%, 02/15/30 $ 391,769
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 362,923
754,692
Consumer Discretionary - 1.6%
100,000 Dollar General Corp., 3.50%, 04/03/30 107,813
186,000 Dollar General Corp., 3.25%, 04/15/23 195,716
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 106,090
265,000 McDonald's Corp., 2.13%, 03/01/30 258,736
50,000 Newell Brands, Inc., 4.70%, 04/01/26 55,169
50,000 Starbucks Corp., 2.00%, 03/12/27 51,161
265,000 The Walt Disney Co., 2.65%, 01/13/31 270,495
215,000 Whirlpool Corp., 4.70%, 06/01/22 224,912
1,270,092
Consumer Staples - 0.6%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 181,104
270,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 288,959
470,063
Financials - 4.3%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 272,043
240,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 263,804
395,000 CME Group, Inc., 3.00%, 03/15/25 422,328
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 259,160
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 297,895
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 135,629
110,000 KeyCorp, MTN, 2.25%, 04/06/27 112,817
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 129,411
200,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 218,748
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 74,214
245,000 Regions Financial Corp., 3.80%,
08/14/23 262,787
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 243,165
265,000 The Goldman Sachs Group, Inc.,
3.00%, 04/26/22 265,415
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 252,253
270,000 Wells Fargo & Co., 3.00%, 04/22/26 288,525
3,498,194
Principal
Amount
Security
Description Value
Health Care - 0.4%
$ 125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 $ 118,957
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 144,187
263,144
Industrials - 2.2%
135,000 Agilent Technologies, Inc., 2.10%,
06/04/30 132,065
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 258,995
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 280,517
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 152,252
170,000 TTX Co., 3.60%, 01/15/25 (b) 184,890
235,000 Union Pacific Corp., 3.95%, 09/10/28 263,296
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 268,428
250,000 Waste Management, Inc., 1.50%,
03/15/31 231,122
1,771,565
Information Technology - 2.3%
260,000 Applied Materials, Inc., 1.75%,
06/01/30 250,337
215,000 eBay, Inc., 3.60%, 06/05/27 234,191
200,000 NVIDIA Corp., 2.85%, 04/01/30 210,040
200,000 Oracle Corp., 3.40%, 07/08/24 214,891
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 290,489
200,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 207,068
310,000 Xilinx, Inc., 2.38%, 06/01/30 302,969
1,709,985
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 229,661
Total Corporate Bonds (Cost $9,674,039) 9,967,396
Government & Agency Obligations - 12.7%
GOVERNMENT SECURITIES - 11.1%
Municipals - 0.9%
350,000 California State University, California
RB, 5.45%, 11/01/22 378,420
115,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 112,325
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 117,405
100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 100,515
708,665
Treasury Inflation Index Securities - 1.1%
235,034 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 277,789

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
BALANCED FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 588,804 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) $ 602,719
880,508
U.S. Treasury Securities - 9.1%
2,160,000 U.S. Treasury Note, 1.63%, 11/15/22 2,211,722
3,175,000 U.S. Treasury Note, 2.13%, 05/15/25 3,360,787
1,465,000 U.S. Treasury Note, 2.25%, 02/15/27 1,555,990
7,128,499
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.6%
Federal Home Loan Mortgage Corp. - 1.2%
200,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 203,475
145,147 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 150,906
115,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 130,871
89,272 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 94,222
21,908 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 22,240
67,231 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 69,861
19,567,354 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) 108
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 247,878
919,561
Federal National Mortgage Association - 0.3%
39,747 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 42,401
120,000 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 130,009
60,059 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 61,569
233,979
Government National Mortgage Association - 0.1%
111,510 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 119,055
Total Government & Agency Obligations (Cost
$9,495,981) 9,990,267
Shares
Security
Description Value
Short-Term Investments - 3.6%
Investment Company - 3.6%
2,863,527 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (h) $ 2,863,527
Total Short-Term Investments (Cost $2,863,527) 2,863,527
Investments, at value - 99.8% (Cost $54,417,345) 78,555,776
Other assets in excess of liabilities - 0.2% 157,086
NET ASSETS - 100.0% $ 78,712,862
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2021, the aggregate value of these liquid securities were $4,882,156 or
6.2% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2021.
(d) Floating rate security. Rate presented is as of March 31, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2021.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
GROWTH OPPORTUNITIES FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 98.1%
Communication Services - 5.6%
60,400 Altice USA, Inc., Class A (a) $ 1,964,812
10,900 IAC/InterActiveCorp (a) 2,357,779
9,400 Spotify Technology SA (a) 2,518,730
210,600 Zynga, Inc. (a) 2,150,226
8,991,547
Consumer Discretionary - 12.1%
8,900 Burlington Stores, Inc. (a) 2,659,320
5,000 Domino's Pizza, Inc. 1,838,950
18,000 DR Horton, Inc. 1,604,160
9,310 Five Below, Inc. (a) 1,776,255
7,700 Hilton Worldwide Holdings, Inc. (a) 931,084
7,000 Lululemon Athletica , Inc. (a) 2,146,970
6,800 Ollie's Bargain Outlet Holdings, Inc. (a) 591,600
3,500 O'Reilly Automotive, Inc. (a) 1,775,375
17,700 Planet Fitness, Inc., Class A (a) 1,368,210
7,100 Restaurant Brands International, Inc. 461,500
45,400 Stitch Fix, Inc., Class A (a) 2,249,116
29,600 YETI Holdings, Inc. (a) 2,137,416
19,539,956
Consumer Staples - 2.1%
22,000 Church & Dwight Co., Inc. 1,921,700
6,700 Post Holdings, Inc. (a) 708,324
21,400 The Kroger Co. 770,186
3,400,210
Energy - 0.6%
13,400 Diamondback Energy, Inc. 984,766
Financials - 5.7%
7,200 eHealth, Inc. (a) 523,656
2,300 FactSet Research Systems, Inc. 709,757
17,900 LPL Financial Holdings, Inc. 2,544,664
3,600 MarketAxess Holdings, Inc. 1,792,512
5,200 MSCI, Inc. 2,180,256
27,400 OneMain Holdings, Inc. 1,471,928
9,222,773
Health Care - 18.5%
15,200 Alexion Pharmaceuticals, Inc. (a) 2,324,232
6,100 Bio- Techne Corp. 2,329,773
26,600 Horizon Therapeutics PLC (a) 2,448,264
5,600 IDEXX Laboratories, Inc. (a) 2,740,136
15,000 Incyte Corp. (a) 1,219,050
6,100 Insulet Corp. (a) 1,591,612
7,400 LHC Group, Inc. (a) 1,414,954
8,800 Masimo Corp. (a) 2,021,008
5,900 McKesson Corp. 1,150,736
4,400 PerkinElmer, Inc. 564,476
4,700 Quidel Corp. (a) 601,271
15,300 Sage Therapeutics, Inc. (a) 1,145,205
Shares
Security
Description Value
6,300 Seagen , Inc. (a) $ 874,818
181,300 SmileDirectClub , Inc. (a) 1,869,203
10,425 Teladoc Health, Inc. (a) 1,894,744
3,100 Teleflex, Inc. 1,287,926
5,200 The Cooper Cos., Inc. 1,997,268
8,700 Veeva Systems, Inc., Class A (a) 2,272,788
29,747,464
Industrials - 13.6%
17,200 AMETEK, Inc. 2,196,956
4,200 Cintas Corp. 1,433,502
2,950 CoStar Group, Inc. (a) 2,424,575
11,400 Dover Corp. 1,563,282
30,000 IAA, Inc. (a) 1,654,200
21,900 ITT, Inc. 1,990,929
9,500 Old Dominion Freight Line, Inc. 2,283,895
24,300 Quanta Services, Inc. 2,137,914
1,830 TransDigm Group, Inc. (a) 1,075,894
19,300 TransUnion 1,737,000
23,600 Trex Co., Inc. (a) 2,160,344
9,300 XPO Logistics, Inc. (a) 1,146,690
21,805,181
Information Technology - 35.9%
12,000 Broadridge Financial Solutions, Inc. 1,837,200
9,670 CDW Corp. 1,602,802
15,000 DocuSign, Inc. (a) 3,036,750
46,200 Dropbox, Inc., Class A (a) 1,231,692
24,000 Dynatrace , Inc. (a) 1,157,760
4,400 EPAM Systems, Inc. (a) 1,745,436
3,180 Fair Isaac Corp. (a) 1,545,639
9,900 FleetCor Technologies, Inc. (a) 2,659,437
13,400 Fortinet, Inc. (a) 2,471,228
10,600 KLA Corp. 3,502,240
36,200 LivePerson , Inc. (a) 1,909,188
15,200 Microchip Technology, Inc. 2,359,344
13,600 MKS Instruments, Inc. 2,521,712
4,800 Monolithic Power Systems, Inc. 1,695,408
9,100 Palo Alto Networks, Inc. (a) 2,930,746
14,150 Paychex, Inc. 1,386,983
8,200 Paycom Software, Inc. (a) 3,034,492
89,600 Pure Storage, Inc., Class A (a) 1,929,984
10,250 RingCentral, Inc., Class A (a) 3,053,270
44,200 Smartsheet , Inc., Class A (a) 2,825,264
7,800 SolarEdge Technologies, Inc. (a) 2,242,032
10,000 Splunk , Inc. (a) 1,354,800
10,000 Synopsys, Inc. (a) 2,477,800
29,300 Tenable Holdings, Inc. (a) 1,060,221
8,300 Twilio , Inc. (a) 2,828,308
10,500 Xilinx, Inc. 1,300,950
4,500 Zebra Technologies Corp. (a) 2,183,310
57,883,996

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
GROWTH OPPORTUNITIES FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Materials - 2.7%
21,900 Ball Corp. $ 1,855,806
31,200 Berry Global Group, Inc. (a) 1,915,680
5,100 FMC Corp. 564,111
4,335,597
Real Estate - 1.3%
27,100 Americold Realty Trust REIT 1,042,537
6,800 Sun Communities, Inc. REIT 1,020,272
2,062,809
Total Common Stocks (Cost $104,918,911) 157,974,299
Shares
Security
Description Value
Short-Term Investments - 1.9%
Investment Company - 1.9%
3,096,256
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (b) 3,096,256
Total Short-Term Investments (Cost $3,096,256) 3,096,256
Investments, at value - 100.0% (Cost $108,015,167) 161,070,555
Other assets in excess of liabilities - 0.0% 66,249
NET ASSETS - 100.0% $ 161,136,804
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SMALL/MID CAP FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.7%
Communication Services - 2.8%
760 Nexstar Media Group, Inc., Class A $ 106,727
Consumer Discretionary - 12.9%
390 Burlington Stores, Inc. (a) 116,532
870 Dorman Products, Inc. (a) 89,297
1,560 G-III Apparel Group, Ltd. (a) 47,018
406 LGI Homes, Inc. (a) 60,620
897 Ollie's Bargain Outlet Holdings, Inc. (a) 78,039
521 Tractor Supply Co. 92,259
483,765
Consumer Staples - 4.0%
356 Casey's General Stores, Inc. 76,963
260 Coca-Cola Consolidated, Inc. 75,083
152,046
Energy - 2.4%
3,306 CNX Resources Corp. (a) 48,598
263 Pioneer Natural Resources Co. 41,770
90,368
Financials - 15.5%
790 Arthur J Gallagher & Co. 98,568
717 Cullen/Frost Bankers, Inc. 77,981
62 Markel Corp. (a) 70,656
920 Selective Insurance Group, Inc. 66,737
959 South State Corp. 75,291
1,317 Stifel Financial Corp. 84,367
653 UMB Financial Corp. 60,292
1,260 United Bankshares , Inc. 48,611
582,503
Health Care - 13.7%
1,363 AMN Healthcare Services, Inc. (a) 100,453
445 ICON PLC (a) 87,385
1,591 Integra LifeSciences Holdings Corp. (a) 109,922
308 LHC Group, Inc. (a) 58,893
450 Omnicell , Inc. (a) 58,441
785 PerkinElmer, Inc. 100,708
515,802
Industrials - 20.9%
263 CACI International, Inc., Class A (a) 64,872
422 Carlisle Cos., Inc. 69,453
626 EnerSys 56,841
610 Fortune Brands Home & Security, Inc. 58,450
509 Forward Air Corp. 45,204
710 Franklin Electric Co., Inc. 56,047
621 ICF International, Inc. 54,275
521 Leidos Holdings, Inc. 50,162
728 Oshkosh Corp. 86,385
938 Quanta Services, Inc. 82,525
991 Robert Half International, Inc. 77,367
623 Tetra Tech, Inc. 84,554
786,135
Shares
Security
Description Value
Information Technology - 14.1%
651 Ambarella , Inc. (a) $ 65,354
1,151 Bottomline Technologies DE, Inc. (a) 52,083
402 Broadridge Financial Solutions, Inc. 61,546
703 ExlService Holdings, Inc. (a) 63,382
308 Littelfuse , Inc. 81,448
306 MKS Instruments, Inc. 56,739
662 PTC, Inc. (a) 91,124
548 Qualys , Inc. (a) 57,419
529,095
Materials - 3.9%
457 Balchem Corp. 57,312
954 RPM International, Inc. 87,625
144,937
Real Estate - 6.9%
1,158 American Campus Communities, Inc.
REIT 49,991
1,050 Duke Realty Corp. REIT 44,026
2,489 Easterly Government Properties, Inc.
REIT 51,597
263 Jones Lang LaSalle, Inc. (a) 47,088
719 Lamar Advertising Co., Class A REIT 67,528
260,230
Utilities - 2.6%
970 IDACORP, Inc. 96,971
Total Common Stocks (Cost $2,706,044) 3,748,579
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
34,195 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (b) 34,195
Total Short-Term Investments (Cost $34,195) 34,195
Investments, at value - 100.6% (Cost $2,740,239) 3,782,774
Other liabilities in excess of assets - (0.6)% (21,450)
NET ASSETS - 100.0% $ 3,761,324

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SMALL COMPANY FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 91.2%
Communication Services - 2.2%
124,061 Nexstar Media Group, Inc., Class A $ 17,421,886
Consumer Discretionary - 12.3%
296,600 Boot Barn Holdings, Inc. (a) 18,481,146
160,661 Dorman Products, Inc. (a) 16,490,245
374,471 G-III Apparel Group, Ltd. (a) 11,286,556
306,970 La-Z-Boy, Inc. 13,040,085
64,593 LGI Homes, Inc. (a) 9,644,381
478,975 Movado Group, Inc. 13,626,839
93,934 Ollie's Bargain Outlet Holdings, Inc. (a) 8,172,258
78,185 Patrick Industries, Inc. 6,645,725
97,387,235
Consumer Staples - 2.9%
47,008 Coca-Cola Consolidated, Inc. 13,574,970
57,889 J & J Snack Foods Corp. 9,090,310
22,665,280
Energy - 1.7%
919,437 CNX Resources Corp. (a) 13,515,724
Financials - 17.3%
374,947 Atlantic Union Bankshares Corp. 14,382,967
244,356 Mercantile Bank Corp. 7,934,239
233,875 Moelis & Co., Class A 12,835,060
967,091 Old National Bancorp 18,703,540
272,475 Selective Insurance Group, Inc. 19,765,337
192,931 South State Corp. 15,147,013
182,848 Stewart Information Services Corp. 9,513,581
310,295 Stifel Financial Corp. 19,877,498
79,013 UMB Financial Corp. 7,295,270
303,498 United Bankshares , Inc. 11,708,953
137,163,458
Health Care - 11.2%
245,961 AMN Healthcare Services, Inc. (a) 18,127,326
286,898 Integra LifeSciences Holdings Corp. (a) 19,821,783
38,235 LHC Group, Inc. (a) 7,310,914
93,708 Medpace Holdings, Inc. (a) 15,372,797
124,871 Omnicell , Inc. (a) 16,216,997
81,293 Pacira BioSciences , Inc. (a) 5,697,826
213,877 Supernus Pharmaceuticals, Inc. (a) 5,599,300
88,146,943
Industrials - 17.0%
121,689 American Woodmark Corp. (a) 11,996,102
170,269 Barnes Group, Inc. 8,435,126
38,081 CACI International, Inc., Class A (a) 9,393,059
157,432 Comfort Systems USA, Inc. 11,771,191
81,580 CSW Industrials, Inc. 11,013,300
111,761 EnerSys 10,147,899
170,523 Forward Air Corp. 15,144,148
173,713 Franklin Electric Co., Inc. 13,712,904
179,682 ICF International, Inc. 15,704,207
253,796 Kforce , Inc. 13,603,465
Shares
Security
Description Value
222,297 Korn Ferry $ 13,864,664
134,786,065
Information Technology - 14.8%
92,101 Ambarella , Inc. (a) 9,246,019
414,865 Benchmark Electronics, Inc. 12,827,626
116,356 Blackbaud , Inc. (a) 8,270,585
198,878 Bottomline Technologies DE, Inc. (a) 8,999,230
172,064 Cass Information Systems, Inc. 7,961,401
277,669 CTS Corp. 8,624,399
103,204 Diodes, Inc. (a) 8,239,807
133,951 ExlService Holdings, Inc. (a) 12,077,022
249,175 Onto Innovation, Inc. (a) 16,373,289
182,842 Silicon Motion Technology Corp., ADR 10,858,986
52,602 SPS Commerce, Inc. (a) 5,223,905
183,111 Sykes Enterprises, Inc. (a) 8,071,533
116,773,802
Materials - 3.5%
104,958 Balchem Corp. 13,162,783
133,441 Kaiser Aluminum Corp. 14,745,230
27,908,013
Real Estate - 4.8%
141,132 Agree Realty Corp. REIT 9,499,595
472,833 Easterly Government Properties, Inc.
REIT 9,801,828
255,593 Getty Realty Corp. REIT 7,238,394
348,831 Marcus & Millichap, Inc. (a) 11,755,605
38,295,422
Utilities - 3.5%
68,069 Chesapeake Utilities Corp. 7,901,450
132,507 IDACORP, Inc. 13,246,725
143,941 Unitil Corp. 6,576,664
27,724,839
Total Common Stocks (Cost $440,540,151) 721,788,667
Shares
Security
Description Value
Exchange Traded Fund - 6.4%
228,038 iShares Russell 2000 ETF 50,382,716
Total Exchange Traded Fund (Cost $51,033,812) 50,382,716
Short-Term Investments - 2.8%
Investment Company - 2.8%
22,039,724 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.03% (b) 22,039,724
Total Short-Term Investments (Cost $22,039,724) 22,039,724
Investments, at value - 100.4% (Cost $513,613,687) 794,211,107
Other liabilities in excess of assets - (0.4)% (3,240,695)
NET ASSETS - 100.0% $ 790,970,412

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2021
SMALL COMPANY FUND
Annual Report 2021
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
ADR
American Depositary Receipt
ETF
Exchange Traded Fund
REIT
Real Estate Investment Trust

Annual Report 2021
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Assets:
Investments, at cost $ 233,649,062 $ 195,635,284
Unrealized appreciation of investments
2,736,638 7,117,950
Total investments, at value 236,385,700 202,753,234
Receivable for capital shares issued 182,527 86,367
Receivable for investments sold 446,359 –
Interest and dividends receivable 1,170,519 1,153,117
Receivable from investment adviser – –
Prepaid expenses 17,528 19,697
Total Assets
238,202,633 204,012,415
Liabilities:
Distributions payable 305,183 358,277
Payable for investments purchased 370,000 –
Payable for capital shares redeemed 64,957 123,285
Accrued expenses and other payables:
Investment advisory fees 54,231 56,520
Co-a dministration fees payable to related parties 9,134 7,921
Administration fees payable to related parties 14,065 12,198
Shareholder service fees 2,790 1,850
Other fees 45,947 45,243
Total Liabilities
866,307 605,294
Net Assets
$ 237,336,326 $ 203,407,121
Composition of Net Assets:
Paid-In Capital $ 237,109,273 $ 198,283,003
Distributable earnings 227,053 5,124,118
Net Assets
$ 237,336,326 $ 203,407,121
Institutional Class:
Net assets 10,518,403 4,959,365
Shares of beneficial interest (See note 5 ) 1,116,789 469,462
Net asset value, offering and redemption price per share
$ 9.42 $ 10.56
Institutional Plus Class:
Net assets 226,817,923 198,447,756
Shares of beneficial interest (See note 5 ) 24,007,517 18,786,273
Net asset value, offering and redemption price per share
$ 9.45 $ 10.56

Annual Report 2021
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 69,116,911 $ 54,417,345 $ 108,015,167 $ 2,740,239 $ 513,613,687
2,858,053 24,138,431 53,055,388 1,042,535 280,597,420
71,974,964 78,555,776 161,070,555 3,782,774 794,211,107
52,494 66,700 217,506 – 1,643,387
– 102,302 – – 5,643,146
691,342 177,127 34,395 1,107 483,278
– – – 1,540 –
5,863 11,391 15,797 1,304 58,116
72,724,663 78,913,296 161,338,253 3,786,725 802,039,034
86,024 – – – –
324,459 – – – 9,766,608
9,183 116,684 50,264 – 575,319
12,511 35,701 96,126 – 540,613
2,849 3,031 6,236 143 31,288
4,388 4,667 9,603 220 48,180
– 7,560 4,360 48 17,070
30,576 32,791 34,860 24,990 89,544
469,990 200,434 201,449 25,401 11,068,622
$ 72,254,673 $ 78,712,862 $ 161,136,804 $ 3,761,324 $ 790,970,412
$ 69,414,470 $ 51,652,788 $ 93,083,098 $ 2,621,174 $ 476,591,778
2,840,203 27,060,074 68,053,706 1,140,150 314,378,634
$ 72,254,673 $ 78,712,862 $ 161,136,804 $ 3,761,324 $ 790,970,412
– 36,650,291 13,856,047 35,549 69,895,846
– 1,864,355 735,109 2,571 2,064,944
$ – $ 19.66 $ 18.85 $ 13.83 $ 33.85
72,254,673 42,062,571 147,280,757 3,725,775 721,074,566
7,327,896 2,165,315 7,548,543 268,910 21,186,411
$ 9.86 $ 19.43 $ 19.51 $ 13.86 $ 34.03

Annual Report 2021
Statements of Operations
Year Ended March 31, 2021

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Investment Income:
Interest $ 4,528,361 $ 5,341,785
Dividend 21,502 1,706
Foreign tax withholding – –
Total Income
4,549,863 5,343,491
Expenses:
Investment advisory fees (Note 3) 1,076,193 1,318,420
Administration fees 251,665 257,096
Shareholder service fees - Institutional Class 20,697 10,513
Custodian fees 20,106 21,579
Chief compliance officer fees 14,589 14,679
Director fees 20,513 20,995
Registration and filing fees 23,819 22,832
Transfer agent fees 62,672 62,360
Other Fees 126,687 123,196
Total expenses before waivers 1,616,941 1,851,670
Expenses waived by investment adviser (Note 3)
(528,812) (638,125)
Total Expenses
1,088,129 1,213,545
Net Investment Income (Loss)
3,461,734 4,129,946
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain on investments transactions 1,503,615 3,343,637
Change in unrealized appreciation (depreciation) on investments
2,218,686 (3,819,932)
Net realized and unrealized gain (loss) on investments
3,722,301 (476,295)
Net increase in net assets from operations
$ 7,184,035 $ 3,653,651

Annual Report 2021
Statements of Operations
Year Ended March 31, 2021

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 1,570,218 $ 651,276 $ – $ – $ –
784 620,465 907,331 31,767 11,059,626
– (1,961) (4,215) – –
1,571,002 1,269,780 903,116 31,767 11,059,626
301,428 548,889 1,142,501 22,756 6,483,805
88,167 85,560 177,968 3,120 890,747
– 65,547 23,598 48 133,630
5,588 6,461 11,300 5,000 55,978
5,058 4,950 10,185 186 50,354
7,217 6,911 14,241 242 70,168
2,254 23,553 22,815 4,168 55,924
19,706 42,450 62,485 21,194 293,036
77,602 76,729 64,842 38,768 162,343
507,020 861,050 1,529,935 95,482 8,195,985
(170,209) (177,519) (134,600) (70,084) (724,119)
336,811 683,531 1,395,335 25,398 7,471,866
1,234,191 586,249 (492,219) 6,369 3,587,760
347,087 5,156,200 39,954,428 159,348 104,892,024
676,953 13,783,777 33,183,232 1,290,266 298,870,292
1,024,040 18,939,977 73,137,660 1,449,614 403,762,316
$ 2,258,231 $ 19,526,226 $ 72,645,441 $ 1,455,983 $ 407,350,076

Annual Report 2021
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
Operations:
Net investment income $ 3,461,734 $ 4,406,539
Net realized gain (loss) on investment transactions 1,503,615 498,702
Net change in unrealized appreciation (depreciation) on investments 2,218,686 323,095
Net increase (decrease) in net assets from operations
7,184,035 5,228,336
Distributions to Shareholders:
Institutional Class (231,060) (245,658)
Institutional Plus Class (4,687,965) (4,472,125)
Change in net assets from distributions to shareholders
(4,919,025) (4,717,783)
Capital Transactions:
Proceeds from shares issued
Institutional Class 1,866,259 1,596,447
Institutional Plus Class 63,322,046 46,270,678
Proceeds from dividends reinvested
Institutional Class 176,991 193,801
Institutional Plus Class 910,695 868,591
Cost of shares redeemed
Institutional Class
(2,314,724) (1,748,764)
Institutional Plus Class
(29,268,586) (29,541,728)
Change in net assets from capital transactions
34,692,681 17,639,025
Change in net assets
36,957,691 18,149,578
Net Assets:
Beginning of Year
200,378,635 182,229,057
End of Year
$ 237,336,326 $ 200,378,635
Share Transactions Institutional Class:
Shares issued 196,765 171,275
Shares reinvested 18,642 20,703
Shares redeemed
(244,056) (187,184)
Change in shares
(28,649) 4,794
Share Transactions Institutional Plus Class:
Shares issued 6,646,815 4,929,077
Shares reinvested 95,641 92,512
Shares redeemed
(3,077,896) (3,147,846)
Change in shares
3,664,560 1,873,743

Annual Report 2021
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
INCOME FUND NEBRASKA TAX-FREE FUND BALANCED FUND
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
$ 4,129,946 $ 5,172,748 $ 1,234,191 $ 1,572,777 $ 586,249 $ 798,266
3,343,637 958,471 347,087 (51,331) 5,156,200 3,287,909
(3,819,932) 8,844,847 676,953 2,381,079 13,783,777 (4,735,780)
3,653,651 14,976,066 2,258,231 3,902,525 19,526,226 (649,605)
(139,592) (166,935) – – (2,049,966) (1,803,989)
(5,460,994) (5,889,633) (1,291,609) (1,646,438) (2,316,672) (1,749,752)
(5,600,586) (6,056,568) (1,291,609) (1,646,438) (4,366,638) (3,553,741)
359,336 653,225 – – 2,246,969 1,526,871
32,745,165 38,192,608 13,428,291 11,054,567 6,134,287 5,285,256
139,407 166,403 – – 1,908,275 1,680,316
750,008 819,497 221,697 272,209 1,949,881 1,490,812
(1,380,498) (1,529,500) – – (7,923,484) (7,333,369)
(44,129,698) (26,953,804) (18,031,215) (9,707,953) (5,031,197) (5,703,461)
(11,516,280) 11,348,429 (4,381,227) 1,618,823 (715,269) (3,053,575)
(13,463,215) 20,267,927 (3,414,605) 3,874,910 14,444,319 (7,256,921)
216,870,336 196,602,409 75,669,278 71,794,368 64,268,543 71,525,464
$ 203,407,121 $ 216,870,336 $ 72,254,673 $ 75,669,278 $ 78,712,862 $ 64,268,543
33,011 62,559 – – 116,576 86,805
12,789 15,772 – – 101,582 95,528
(127,725) (145,490) – – (427,023) (427,225)
(81,925) (67,159) – – (208,865) (244,892)
3,002,573 3,624,681 1,350,860 1,137,410 329,972 307,893
68,805 77,600 22,351 27,993 105,015 85,859
(4,056,470) (2,548,545) (1,818,896) (998,363) (277,680) (332,015)
(985,092) 1,153,736 (445,685) 167,040 157,307 61,737

Annual Report 2021
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
GROWTH OPPORTUNITIES FUND
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
Operations:
Net investment income (loss) $ (492,219) $ (31,774)
Net realized gain (loss) on investment transactions 39,954,428 11,447,990
Net change in unrealized appreciation (depreciation) on investments 33,183,232 (26,376,172)
Net increase (decrease) in net assets from operations
72,645,441 (14,959,956)
Distributions to Shareholders:
Institutional Class (2,567,689) (803,304)
Institutional Plus Class (24,521,804) (7,251,010)
Change in net assets from distributions to shareholders
(27,089,493) (8,054,314)
Capital Transactions:
Proceeds from shares issued
Institutional Class 856,995 323,327
Institutional Plus Class 16,496,874 15,262,256
Proceeds from dividends reinvested
Institutional Class 2,480,480 765,846
Institutional Plus Class 13,081,182 3,856,918
Cost of shares redeemed
Institutional Class
(4,387,872) (3,151,785)
Institutional Plus Class
(27,611,278) (21,961,417)
Change in net assets from capital transactions
916,381 (4,904,855)
Change in net assets
46,472,329 (27,919,125)
Net Assets:
Beginning of Year
114,664,475 142,583,600
End of Year
$ 161,136,804 $ 114,664,475
Share Transactions Institutional Class:
Shares issued 45,871 19,418
Shares reinvested 134,809 45,290
Shares redeemed
(232,476) (188,136)
Change in shares
(51,796) (123,428)
Share Transactions Institutional Plus Class:
Shares issued 840,295 883,185
Shares reinvested 687,037 222,045
Shares redeemed
(1,441,209) (1,291,575)
Change in shares
86,123 (186,345)
* Commencement of operations.

Annual Report 2021
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2021
August 1, 2019
*
Through March
31, 2020
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
$ 6,369 $ 4,008 $ 3,587,760 $ 3,833,077
159,348 (62,566) 104,892,024 (63,182,388)
1,290,266 (247,731) 298,870,292 (130,306,531)
1,455,983 (306,289) 407,350,076 (189,655,842)
– (36) (13,226) (1,130,610)
(7,356) (2,152) (2,623,734) (11,261,847)
(7,356) (2,188) (2,636,960) (12,392,457)
18,053 24,901 15,457,786 19,583,511
749,087 1,837,926 338,549,582 301,966,907
– 36 11,679 1,007,202
4,484 1,222 1,354,490 7,182,603
(11,834) (1,049) (33,288,490) (38,693,082)
(1,417) (235) (514,706,927) (326,108,229)
758,373 1,862,801 (192,621,880) (35,061,088)
2,207,000 1,554,324 212,091,236 (237,109,387)
1,554,324 – 578,879,176 815,988,563
$ 3,761,324 $ 1,554,324 $ 790,970,412 $ 578,879,176
1,455 2,510 644,420 725,055
– 3 398 34,600
(1,297) (100) (1,337,404) (1,449,193)
158 2,413 (692,586) (689,538)
77,232 191,334 14,087,928 11,203,250
370 113 45,915 245,307
(117) (22) (18,584,804) (12,113,217)
77,485 191,425 (4,450,961) (664,660)

Financial Highlights
For a Share Outstanding
Annual Report 2021

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/21 $ 9.30 $ 0.14 $ 0.18 $ 0.32 $ (0.18) $ (0.02)
$ —
$ 9.42 3.44% $ 10,518 0.68% 1.43% 1.21% 50%
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
03/31/17 9.38 0.16 (0.03) 0.13 (0.18) (0.01)
—
9.32 1.48 9,933 0.75 1.75 1.28 48
Institutional Plus Class
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
03/31/17 9.41 0.19 (0.03) 0.16 (0.21) (0.01)
—
9.35 1.70 118,220 0.54 1.98 0.75 48
INCOME FUND
Institutional Class
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
03/31/17 10.41 0.24 (0.14) 0.10 (0.28) (0.01)
—
10.22 0.89 6,621 0.82 2.29 1.62 44
Institutional Plus Class
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
03/31/17 10.41 0.26 (0.15) 0.11 (0.29) (0.01)
—
10.22 1.07 193,808 0.64 2.47 0.83 44
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
03/31/17 10.05 0.26 (0.30) (0.04) (0.32) —
—
9.69 (0.43) 71,709 0.45 2.66 0.69 11
BALANCED FUND
Institutional Class
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15
03/31/17 16.71 0.13 1.11 1.24 (0.13) (0.96)
—
16.86 7.71 49,241 1.18 0.75 1.26 22
Institutional Plus Class
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15
03/31/17 16.61 0.16 1.10 1.26 (0.17) (0.96)
—
16.74 7.90 33,209 0.99 0.94 1.03 22

Financial Highlights
For a Share Outstanding
Annual Report 2021

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
03/31/21 $ 13.56 $ (0.09) $ 9.00 $ 8.91 $ — $ (3.62)
$ —
$ 18.85 66.34% $ 13,856 1.06% (0.47) % 1.34% 64%
03/31/20 16.30 (0.03) (1.72) (1.75) — (0.99)
—
13.56 (11.93) 10,670 1.11 (0.18) 1.36 66
03/31/19 16.22 (0.05) 1.83 1.78 — (1.70)
—
16.30 12.37 14,840 1.11 (0.31) 1.34 42
03/31/18 16.48 (0.04) 2.35 2.31 — (2.57)
—
16.22 14.66 16,906 1.13 (0.25) 1.33 50
03/31/17 14.82 (0.05) 2.65 2.60 — (0.94)
—
16.48 17.89 17,999 1.14 (0.31) 1.25 36
Institutional Plus Class
03/31/21 13.94 (0.06) 9.25 9.19 — (3.62)
—
19.51 66.55 147,281 0.90 (0.31) 0.97 64
03/31/20 16.70 0.00 (1.77) (1.77) — (0.99)
—
13.94 (11.76) 103,995 0.94 0.00 0.96 66
03/31/19 16.55 (0.02) 1.87 1.85 — (1.70)
—
16.70 12.56 127,744 0.94 (0.13) 0.97 42
03/31/18 16.74 (0.01) 2.39 2.38 — (2.57)
—
16.55 14.86 119,254 0.94 (0.06) 0.97 50
03/31/17 15.00 (0.01) 2.69 2.68 — (0.94)
—
16.74 18.21 110,522 0.94 (0.08) 0.98 36
SMALL/MID CAP FUND
Institutional Class
03/31/21 8.01 0.00
(e )
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(f)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(f)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
( g )
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
03/31/17 23.17 0.07 5.45 5.52 (0.06) (0.35)
—
28.28 23.87 210,573 1.20 0.27 1.31 33
Institutional Plus Class
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
03/31/17 23.20 0.12 5.47 5.59 (0.09) (0.35)
—
28.35 24.14 379,675 0.99 0.47 1.06 33
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) Amount represents less than $0.005.
(f) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Notes to Financial Statements
March 31, 2021
Annual Report 2021

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income
Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-
Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves

Notes to Financial Statements
March 31, 2021
Annual Report 2021

on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2021, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 40,031,977 $ – $ 40,031,977
Non-Agency Commercial Mortgage Backed Securities – 24,820,324 – 24,820,324
Non-Agency Residential Mortgage Backed Securities – 33,443,012 – 33,443,012
Corporate Bonds – 88,298,992 – 88,298,992
Government & Agency Obligations – 45,273,658 – 45,273,658
Preferred Stocks 508,761 – – 508,761
Short-Term Investments 4,008,976 – – 4,008,976
Total $ 4,517,737 $ 231,867,963 $ – $ 236,385,700

Notes to Financial Statements
March 31, 2021
Annual Report 2021

LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 14,505,846 $ – $ 14,505,846
Non-Agency Commercial Mortgage Backed Securities – 13,513,576 – 13,513,576
Non-Agency Residential Mortgage Backed Securities – 16,585,227 – 16,585,227
Corporate Bonds – 73,207,241 – 73,207,241
Government & Agency Obligations – 82,790,499 – 82,790,499
Short-Term Investments 2,150,845 – – 2,150,845
Total $ 2,150,845 $ 200,602,389 $ – $ 202,753,234
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 71,335,247 $ – $ 71,335,247
Short-Term Investments 639,717 – – 639,717
Total $ 639,717 $ 71,335,247 $ – $ 71,974,964
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 50,956,355 $ – $ – $ 50,956,355
Asset Backed Securities – 1,952,299 – 1,952,299
Non-Agency Commercial Mortgage Backed Securities – 1,923,957 – 1,923,957
Non-Agency Residential Mortgage Backed Securities – 901,975 – 901,975
Corporate Bonds – 9,967,396 – 9,967,396
Government & Agency Obligations – 9,990,267 – 9,990,267
Short-Term Investments 2,863,527 – – 2,863,527
Total $ 53,819,882 $ 24,735,894 $ – $ 78,555,776
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 157,974,299 $ – $ – $ 157,974,299
Short-Term Investments 3,096,256 – – 3,096,256
Total $ 161,070,555 $ – $ – $ 161,070,555

Notes to Financial Statements
March 31, 2021
Annual Report 2021

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 3,748,579 $ – $ – $ 3,748,579
Short-Term Investments 34,195 – – 34,195
Total $ 3,782,774 $ – $ – $ 3,782,774
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 721,788,667 $ – $ – $ 721,788,667
Exchange Traded Fund 50,382,716 – – 50,382,716
Short-Term Investments 22,039,724 – – 22,039,724
Total $ 794,211,107 $ – $ – $ 794,211,107

Notes to Financial Statements
March 31, 2021
Annual Report 2021

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from
GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income
Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/Mid Cap Fund and Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth
Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary. For the services provided and expenses assumed under the FNFA
Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund,
0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows.
Prior to August 1, 2020, the expense caps for Short-Intermediate Bond Fund, Growth Opportunities Fund and Small Company Fund were
0.52%, 0.94% and 0.99%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2021, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2021, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,291,262; Income Fund
Expense Caps
Short-Intermediate Bond Fund 0.49%
Income Fund 0.55
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.85
Growth Opportunities Fund 0.89
Small/Mid Cap Fund 0.95
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 527,733 $ – $ 1,079 $ 528,812
Income Fund 637,020 – 1,105 638,125
Nebraska Tax-Free Fund 169,830 – 379 170,209
Balanced Fund 177,152 – 367 177,519
Growth Opportunities Fund 133,839 – 761 134,600
Small/Mid Cap Fund 22,756 40,565 6,763 70,084
Small Company Fund 720,322 – 3,797 724,119

Notes to Financial Statements
March 31, 2021
Annual Report 2021

– $1,617,746; Nebraska Tax-Free Fund – $466,243; Balanced Fund – $457,394; Growth Opportunities Fund – $267,125; Small/Mid Cap
Fund – $108,864; Small Company Fund – $1,935,406.
MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2021, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $3,097; Income Fund – $4,276; Balanced Fund –
$529; Growth Opportunities Fund – $13; Small Company Fund – $377. The amounts accrued for shareholder service fees are included under
Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2021, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2021, were as follows:
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
Purchases Sales
Short-Intermediate Bond Fund $ 129,385,641 $ 80,509,517
Income Fund 60,164,846 44,997,256
Nebraska Tax-Free Fund 11,172,754 15,215,398
Balanced Fund 14,390,134 16,203,975
Growth Opportunities Fund 93,128,501 117,3 64 , 691
Small/Mid Cap Fund 1,490,220 740,602
Small Company Fund 465,390,504 651,302,324
Purchases Sales
Short-Intermediate Bond Fund $ 5,946,054 $ 24,093,992
Income Fund 13,454,768 39,848,618
Balanced Fund 584,981 3,835,355

Notes to Financial Statements
March 31, 2021
Annual Report 2021

6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
As of March 31, 2021, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2021, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Growth Opportunities Fund (1,830,000) 1,830,000
Small/Mid Cap Fund – –
Small Company Fund (645,000) 645,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Short-Intermediate Bond Fund $ 234,139,084 $ 3,176,143 $ (929,527) $ 2,246,616
Income Fund 196,791,737 8,265,159 (2,303,662) 5,961,497
Nebraska Tax-Free Fund 69,205,965 2,891,216 (122,217) 2,768,999
Balanced Fund 54,547,742 24,667,685 (659,651) 24,008,034
Growth Opportunities Fund 108,105,792 54,300,347 (1,335,584) 52,964,763
Small/Mid Cap Fund 2,744,355 1,053,533 (15,114) 1,038,419
Small Company Fund 522,555,141 275,123,475 (3,467,509) 271,655,966
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain**
Capital Loss
Carry Forward
Short-Intermediate Bond Fund $ 396,960 $ – $ – $ (305,183) $ 2,246,616 $ (2,111,340)
Income Fund 867,537 – – (358,277) 5,961,497 (1,346,639)
Nebraska Tax-Free Fund 1,020 85,012 71,196 (86,024) 2,768,999 –
Balanced Fund 199,139 – 2,852,901 – 24,008,034 –
Growth Opportunities Fund 1,666,543 – 13,422,400 – 52,964,763 –
Small/Mid Cap Fund 35,656 – 66,075 – 1,038,419 –
Small Company Fund 40,334,267 – 2,388,401 – 271,655,966 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities and equity return of capital securities.

Notes to Financial Statements
March 31, 2021
Annual Report 2021

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2020 and March 31, 2021. Equalization debits included in the long term distributions were
$475,000 for Growth Opportunities Fund and included in ordinary income were $475,000 for Small Company Fund, for the year ended March 31, 2020. Equalization debits included in the long term distributions were $1,830,000 and $645,000 for Growth Opportunities Fund and Small Company Fund, respectively, for the year ended
March 31, 2021.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years or periods ended March 31, 2021 and March 31, 2020, were as follows:
At March 31, 2021, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
During the year ended March 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2021, the Funds had no deferred losses.
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that were no events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income
Net Long Term
Capital Gains** Return of Capital Total Distributions Paid***
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Short-Intermediate Bond Fund $ 4,928,861 $4,682,112 $ – $ – $ – $– $– $– $ 4,928,861 $4,682,112
Income Fund 5,662,423  6,044,663 – – –  –  –  – 5,662,423  6,044,663
Nebraska Tax-Free Fund 13,610  34,127 1,13 4 ,549 1,538,000 57,426  – – 74,311 1,205,585 1,646,438
Balanced Fund 600,631  780,937 – – 3,766,007  2,772,804  –  – 4,366,638  3,553,741
Growth Opportunities Fund 9,248,020  – – – 19,671,473  8,529,314  –  – 28,919,493  8,529,314
Small/Mid Cap Fund 7,356  2,188 – – –  –  –  – 7,356 2,188
Small Company Fund 2,636,960  3,399,868 – – 645,000  9,467,589  –  – 3,281,960  12,867,457
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 343,519 $ 1,767,821 $ 2,111,340
Income Fund 761,688 584,951 1,346,639
Fund
Short-Intermediate Bond Fund $ 279,705
Income Fund 1,747,381
Nebraska Tax-Free Fund 181,860
Small/Mid Cap Fund 60,472

Report of Independent Registered Public Accounting Firm
Annual Report 2021

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds,
Inc., comprising Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced
Fund, Tributary Growth Opportunities Fund, Tributary Small/Mid Cap Fund and Tributary Small Company Fund (the “Funds”) as of March
31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended for Tributary
Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced Fund, Tributary Growth
Opportunities Fund, and Tributary Small Company Fund, and the related statement of operations for the year then ended, and the statements of changes in net assets, and financial highlights for each of the two periods in the period then ended, and the related notes, for Tributary Small/
Mid Cap Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 28, 2021

Additional Fund Information
March 31, 2021
(Unaudited)
Annual Report 2021

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2021. Foreign tax and qualified dividend information for the calendar year 2021 will be provided on your 2021 Form 1099-DIV.
For the year ended March 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2021 will be reported in conjunction with your 2021 Form 1099-DIV.
For the year ended March 31, 2021, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2021, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2021, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2021, Growth Opportunities Fund and Small/Mid Cap Fund designate 100.00% and 16.65%, respectively, of its income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders and Nebraska Tax-Free Fund designates 98.81% of its income dividend distributed as tax-exempt dividends.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.41%
Balanced Fund 76.80%
Growth Opportunities Fund 6.51%
Small/Mid Cap Fund 69.66%
Small Company Fund 56.73%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.41%
Balanced Fund 72.43%
Growth Opportunities Fund 6.26%
Small/Mid Cap Fund 69.68%
Small Company Fund 56.32%
Qualified Interest Income
Short-Intermediate Bond Fund 77.69%
Income Fund 76.91%
Nebraska Tax-Free Fund 1.03%
Balanced Fund 55.14%

Additional Fund Information
March 31, 2021
(Unaudited)
Annual Report 2021

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020, through March
31, 2021.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
March 31, 2021
(Unaudited)
Annual Report 2021

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
10/1/20
Ending
Account
Value
3/31/21
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
10/1/20
Ending
Account
Value
3/31/21
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,000.38 $ 3.29 0.66% $ 1,000.00 $ 1,021.64 $ 3.33 0.66%
Institutional Plus Class
1,000.00 1,001.33 2.35 0.47 1,000.00 1,022.59 2.37 0.47
Income Fund
Institutional Class
$ 1,000.00 $ 972.99 $ 3.59 0.73% $ 1,000.00 $ 1,021.29 $ 3.68 0.73%
Institutional Plus Class
1,000.00 973.89 2.71 0.55 1,000.00 1,022.19 2.77 0.55
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 999.75 $ 2.24 0.45% $ 1,000.00 $ 1,022.69 $ 2.27 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,105.68 $ 5.35 1.02% $ 1,000.00 $ 1,019.85 $ 5.14 1.02%
Institutional Plus Class
1,000.00 1,107.14 4.41 0.84 1,000.00 1,020.74 4.23 0.84
Growth Opportunities Fund
Institutional Class
$ 1,000.00 $ 1,162.08 $ 5.50 1.02% $ 1,000.00 $ 1,019.85 $ 5.14 1.02%
Institutional Plus Class
1,000.00 1,162.58 4.69 0.87 1,000.00 1,020.59 4.38 0.87
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,399.80 $ 7.66 1.28% $ 1,000.00 $ 1,018.55 $ 6.44 1.28%
Institutional Plus Class
1,000.00 1,401.88 5.69 0.95 1,000.00 1,020.19 4.78 0.95
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,475.25 $ 7.04 1.14% $ 1,000.00 $ 1,019.25 $ 5.74 1.14%
Institutional Plus Class
1,000.00 1,476.09 5.80 0.94 1,000.00 1,020.24 4.73 0.94
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

Directors and Officers
March 31, 2021
(Unaudited)
Annual Report 2021

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.
Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203 or on the Funds’ website www.tributaryfunds.com .
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Interested Directors
Stephen C. Wade
(2)
Age: 55
Indefinite; Since 2016. Senior Vice President - Investment Services, First
National Bank of Omaha (December 2013 to
present); Managing Director - Institutional Trust,
First National Bank of Omaha (February 2011 to
December 2013).
7 Director, First
National Capital
Markets, Inc.
Director, Chairman of
the Board and President
Brittany A. Fahrenkrog
(2)
Age: 42
Indefinite; Since 2016 Director, Client Services, Tributary Capital
Management, LLC (since May 2010).
7 None.
Director and Senior Vice
President
Independent Directors
Robert A. Reed
Age: 80
Indefinite; Since 1994 Chairman of the Board, Physicians Mutual Life
Insurance Company (since 2015). President
and Chief Executive Officer, Physicians Mutual
Insurance Company and Physicians Life Insurance
Company (1974 to December 2014).
7 None.
Director; Chairman
Corporate Governance
and Nominations
Committee
Gary D. Parker
Age: 75
Indefinite; Since 2005 Retired since 2000. 7 None.
Director; Chairman
Audit Committee
David F. Larrabee
Age: 60
Indefinite; Since 2016 Retired since 2012. Senior Vice President,
Intermediary Sales, American Century Investments,
Inc. and President and CEO, American Century
Investment Services, Inc. (broker/dealer subsidiary)
(2009 to May 2012); prior to 2009, Mr. Larrabee
held various senior positions with American
Century Investments, Inc.
7 None.
Lead Independent Director

Directors and Officers
March 31, 2021
(Unaudited)
Annual Report 2021

2
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds' investment adviser, and an owner of securities issued by First National of Nebraska, Inc., and Ms. Fahrenkrog is an "interested" Director because she is an employee of
Tributary Capital Management, LLC, the Funds' investment adviser, and an officer of First National Bank of Omaha.
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
3
The address for Ms. Shaw and Mr. Tackett is Three Canal Plaza, Suite 600, Portland, ME 04101.
4
The address for Mr. Ruehle is 690 Taylor Road, Suite 210, Columbus, OH 43230.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Independent Directors (continued)
Donna Walsh
Age: 57
Indefinite; Since 2018 Industry Advisor, Panorama Point
Partners (since 2018); Advisor,
Tenaska Capital Management (2008-
2017); Co-Founder and Managing
Director, Odin Capital Management
(1999 to 2016).
7 None.
Director
Name, Address, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Officers
Karen Shaw
(3)
Age: 48
Indefinite; Since August 2015 Senior Vice President, Apex Fund Services (since
2019); Senior Vice President, Atlantic Fund
Services (2008-2019).
Treasurer, Principal
Financial Officer
Rodney L. Ruehle
(4)
Age: 52
Indefinite; Since August 2009 Director, Foreside Management Services, LLC
(2008 to present); Chief Compliance Officer of
Praxis Mutual Funds (May 2015 to present);
Chief Compliance Officer of Absolute Shares Trust
(November 2017 to present); Chief Compliance
Officer of Horizons ETF Trust (December 2016
to February 2019); Chief Compliance Officer
of Context Capital Funds (November 2015 to
March 2018); Chief Compliance Officer of Asset
Management Fund (November 2009-April 2016);
Chief Compliance Officer of Advisers Investment
Trust (July 2011-December 2016 and March 2019
to present); Chief Compliance Officer of Penn Series
Funds, Inc. (February 2012-November 2014).
Chief Compliance and
Anti-Money Laundering
Officer
Zachary Tackett
(3)
Age: 33
Indefinite; Since November
2019
Senior Counsel, Apex Fund Services (since 2019);
Counsel, Atlantic Fund Services (2014-2019).
Secretary

6190-NLD-04/30/2021
TF-ANR-0321
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund,
Income Fund, Nebraska Tax-Free
Fund, Balanced Fund and Growth
Opportunities Fund only)
First National Fund Advisers
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Gahanna, Ohio 43230
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,500 in 2020 and $101,500 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $21,000 in 2020 and $21,000 in 2021. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By           /s/ Karen Shaw
Karen Shaw
Treasurer

Date       May 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stephen C. Wade
Stephen C. Wade
President

Date       May 25, 2021

By           /s/ Karen Shaw
Karen Shaw
Treasurer

Date       May 25, 2021